UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                 811-22001

                             db-X Exchange-Traded Funds Inc.

(Exact name of registrant as specified in charter)

60 Wall Street

                                 New York, New York 10005

(Address of principal executive offices) (Zip code)

Alex Depetris

db-X Exchange-Traded Funds Inc.

60 Wall Street

                                 New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-4352

Date of fiscal year end:  May 31

Date of reporting period:  May 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT

May 31, 2014

db-X Exchange-Traded Funds Inc.

db X-trackers 2010 Target Date Fund (TDD)

db X-trackers 2020 Target Date Fund (TDH)

db X-trackers 2030 Target Date Fund (TDN)

db X-trackers 2040 Target Date Fund (TDV)

db X-trackers In-Target Date Fund (TDX)

db-X Exchange-Traded Funds Inc.

TO OUR SHAREHOLDERS: (Unaudited)

Dear Shareholder,

We are pleased to present this annual report which covers the 12-month period ended May 31, 2014.

In the second quarter of 2014, global equities rallied as investors anticipated a snapback in the U.S. economy from its weather-related malaise in the first quarter, while the accommodative monetary policies of global central banks overshadowed geopolitical risk in Iraq and Ukraine. Although a revising down of first-quarter U.S. GDP caused the U.S. Federal Reserve Board (the Fed) to reduce their 2014 GDP forecast, relatively strong U.S. manufacturing data, improving consumer confidence and a better employment picture had many forecasters looking for an acceleration in economic growth going forward. In the past year, market interest rates reacted strongly to expectations regarding the economy and the potential for the U.S. Federal Reserve Board (Fed) to begin unwinding its extremely accommodative monetary policy. Early in the period, some funds began to experience significant outflows as investors found the historically low yields on offer unappealing and sought to minimize exposure to rising interest rates. Entering 2014, markets appeared to become more comfortable with the likely pace of Fed tightening, and bond market rates generally began to drift downward. But, it’s important to note that the recent interest-rate declines that have supported bond prices may have been influenced in part by the extreme weather of this past winter, so the markets will closely monitor economic data and the direction and effectiveness of monetary policy. In addition, the European Central Bank (ECB) stepped up monetary easing by lowering its three main interest rates, and the ECB became the first major central bank in the world to cut a key policy rate to a level below zero.

We believe that these funds provide convenient, efficient and transparent access to a sophisticated target-date investment strategy. A strengthening economy boosted the domestic equity market (as measured by the S&P 500) during the 12-month period ended May 31, 2014, contributing to solid NAV returns of 18.15% and 16.14%, respectively, for the db X-trackers 2040 Target Date Fund and the db X-trackers 2030 Target Date Fund, which have the greatest percentage allocations to equities, The db X-trackers 2020 Target Date Fund, which has a more balanced allocation between equity and fixed-income securities, experienced a NAV return of 9.79%. For investors with a shorter investment horizon, the db-X-trackers 2010 Target Date Fund and the db X-trackers In-Target Date Fund, which allocate a large percentage of assets to fixed-income securities, experienced NAV returns of 3.84% and 6.12%, respectively.

Deutsche Bank, a leading global banking institution, has managed and operated a successful and growing platform of exchange-traded products since 2006. We appreciate your trust and look forward to serving your investment needs with these innovative index-driven strategies.

Sincerely,

/s/ Alex Depetris

Alex Depetris

Chairman, President and Chief Executive Officer

July 25, 2014

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*  Past performance is no guarantee of future results. Fund performance assumes reinvestment of dividends and capital gains distributions. A Fund’s net asset value (“NAV”) return is based on the changes in the Fund’s NAV per share for the period indicated. A Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Current Fund performance may be higher or lower than the performance quoted. The most recent month end performance may be obtained by visiting www.dbxus.com.

An index is a statistical measure of a specified financial market or sector. An index is unmanaged and one cannot invest directly in an index. An index does not actually hold a portfolio of securities, incur expenses, or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk. Investment in the Funds poses investment risk, including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

db-X Exchange-Traded Funds Inc.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

The db X-trackers 2010 Target Date Fund

The db X-trackers 2010 Target Date Fund (“TDD”) seeks to track the performance, before fees and expenses, of the Zacks 2010 Lifecycle Index (“TDD Index”). TDD employs a representative sampling indexing strategy by holding equity and fixed income securities that in the aggregate are intended to approximate the characteristics of the TDD Index. Accordingly, TDD did not hold all of the securities in the TDD Index.

For the 12-month period ended May 31, 2014, TDD’s net asset value increased 3.84%, compared to an increase of 4.51% for the TDD Index and 6.45% for the Dow Jones Target 2010 Index. TDD’s performance benefited from positive return contributions from fixed income securities, both corporate and U.S. Government issued, which comprised over three-quarters of TDD’s average weight during the period. TDD further benefitted from favorable results in several equity sectors, in particular Information Technology, Health Care and Financials, which was partially offset by the TDD’s heavier weighting to fixed income securities, in particular short-term U.S. Treasuries.

The db X-trackers 2020 Target Date Fund

The db X-trackers 2020 Target Date Fund (“TDH”) seeks to track the performance, before fees and expenses, of the Zacks 2020 Lifecycle Index (“TDH Index”). TDH employs a representative sampling indexing strategy by holding equity and fixed income securities that in the aggregate are intended to approximate the characteristics of the TDH Index.

For the 12-month period ended May 31, 2014, TDH’s net asset value was 9.79%, compared to 10.54% for the TDH Index and 9.30% for the Dow Jones Target 2020 Index. TDH’s performance benefitted from favorable results in several equity sectors, which averaged approximately 53% of assets during the period, in particular Information Technology, Health Care and Financials, as well as strong performance in intermediate-term U.S. Treasuries.

The db X-trackers 2030 Target Date Fund

The db X-trackers 2030 Target Date Fund (“TDN”) seeks to track the performance, before fees and expenses, of the Zacks 2030 Lifecycle Index (“TDN Index”). TDN employs a representative sampling indexing strategy by holding equity and fixed income securities that in the aggregate are intended to approximate the characteristics of the TDN Index. Accordingly, TDN did not hold all of the securities in the TDN Index.

For the 12-month period ended May 31, 2014, TDN’s net asset value was 16.14%, compared to 16.83% for TDN Index and 12.85% for the Dow Jones Target 2030 Index. TDN’s performance benefitted from holding approximately 75% of its total assets in equities, with favorable results in several sectors, in particular Information Technology, Health Care and Financials. TDN’s 25% allocation to long-term corporate fixed income securities made a small positive contribution to returns.

The db X-trackers 2040 Target Date Fund

The db X-trackers 2040 Target Date Fund (“TDV”) seeks to track the performance, before fees and expenses, of the Zacks 2040 Lifecycle Index (“TDV Index”). TDV employs a representative sampling indexing strategy by holding equity and fixed income securities that in the aggregate are intended to approximate the characteristics of the TDV Index. Accordingly, TDV did not hold all of the securities in the TDV Index.

For the 12-month period ended May 31, 2014, TDV’s net asset value was 18.15%, compared to 18.67% for the TDV Index and 15.47% for the Dow Jones Target 2040 Index. TDV’s performance benefitted from allocating 94% of its assets to equities, with favorable results in several sectors, in particular Information Technology, Health Care and Financials. TDV’s 6% allocation to long-term corporate fixed income securities made a small positive contribution to returns as well.

The db X-trackers In-Target Date Fund

The db X-trackers In-Target Date Fund ( “TDX”) seeks to track the performance, before fees and expenses, of the Zacks In-Target Lifecycle Index (“TDX Index”). TDX employs a representative sampling indexing strategy by holding equity and fixed income securities that in the aggregate are intended to approximate the characteristics of the TDX Index. Accordingly, TDX did not hold all of the securities in the TDX Index.

For the 12-month period ended May 31, 2014, TDX’s net asset value was 6.12%, compared to 6.73% for the TDX Index and 5.56% for the Dow Jones Target Today Index. During the period TDX allocated approximately 34% of its assets to equities and 66% to fixed income securities. TDX’s performance benefited from favorable results in several equity sectors, in particular Information Technology, Health Care and Financials. TDX’s fixed Income allocation, also contributed positive returns as both corporate and U.S. Government issues performed well.

db-X Exchange-Traded Funds Inc.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

*************************

Performance quoted above represents past performance, assumes reinvestment of all dividends and capital gains distributions at net asset value (“NAV”), and does not guarantee future results. A Fund’s NAV return is based on the changes in the Fund’s NAV per share for the period indicated. A Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Current Fund performance may be higher or lower than the performance quoted. Fund performance data current to the most recent month end may be obtained by visiting www.dbxus.com. See pages 5-14 of this report for additional performance information, including performance data based on market value.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses, or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, a Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk. Investment in the Funds poses investment risk, including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

This Page is Intentionally Left Blank

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers 2010 Target Date Fund (TDD) (Unaudited)

The db X-trackers 2010 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2010 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2010 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the year ended May 31, 2014, the Fund’s net asset value increased 3.84%, compared to an increase of 4.51% for the Zacks 2010 Lifecycle Index and an increase of 6.45% for the Dow Jones Target 2010 Index. The fund’s performance benefited from favorable results in short-term fixed income securities, though the bulk of the returns were the result of the fund’s exposure to domestic and international equities.

Performance as of 5/31/14

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index
One Year	3.84%	5.45%	4.51%	6.45%
Five Year	4.17%	3.12%	4.62%	7.57%
Since Inception[1]	1.70%	1.29%	2.05%	4.55%

Cumulative Total Returns
	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index
One Year	3.84%	5.45%	4.51%	6.45%
Five Year	22.68%	16.63%	25.36%	44.00%
Since Inception[1]	11.91%	8.91%	14.50%	34.53%

1 Total returns are calculated based on the commencement of operations, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2013, as disclosed in the most recent prospectus dated October 1, 2013, was 1.53%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/14.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash sub indexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers 2010 Target Date Fund (TDD) (Unaudited) (Continued)

Growth of a $10,000 Investment in TDD2 as of 5/31/14

2 Based on Net Asset Value from commencement of operations 10/1/07.

Asset Class Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time.

Top Ten Holdings3 as of 5/31/14

Top Ten Equity Holdings

Description	% of Net Assets
Apple, Inc.	0.7%
Exxon Mobil Corp.	0.5%
Microsoft Corp.	0.5%
Google, Inc., Class A	0.5%
Berkshire Hathaway, Inc., Class B	0.4%
General Electric Co.	0.3%
Johnson & Johnson	0.3%
Wells Fargo & Co.	0.3%
Wal-Mart Stores, Inc.	0.3%
Chevron Corp.	0.3%

Top Ten Fixed Income Holdings

Description	% of Net Assets
U.S. Treasury Bond/Note 4.00%, 2/15/15	5.3%
U.S. Treasury Bond/Note 0.875%, 9/15/16	5.2%
U.S. Treasury Bond/Note 1.00%, 8/31/16	4.9%
U.S. Treasury Bond/Note 1.25%, 9/30/15	4.4%
U.S. Treasury Bond/Note 1.75%, 7/31/15	4.0%
U.S. Treasury Bond/Note 4.25%, 8/15/15	3.7%
U.S. Treasury Bond/Note 0.375%, 1/15/16	3.6%
Goldman Sachs Group (The), Inc. 5.00%, 10/01/14	3.1%
Merrill Lynch & Co., Inc. Series C, MTN 5.00%, 1/15/15	2.8%
Wells Fargo & Co. 5.00%, 11/15/14	2.8%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 16.

Sector Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers 2020 Target Date Fund (TDH) (Unaudited)

The db X-trackers 2020 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2020 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2020 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the year ended May 31, 2014, the Fund’s net asset value increased 9.79%, compared to an increase of 10.54% for the Zacks 2020 Lifecycle Index and 9.30% for the Dow Jones Target 2020 Index. The fund’s performance benefited from favorable results in domestic and international equities.

Performance as of 5/31/14

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index
One Year	9.79%	9.88%	10.54%	9.30%
Five Year	10.53%	10.35%	10.85%	10.18%
Since Inception[1]	3.33%	2.96%	3.57%	4.27%

Cumulative Total Returns
	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index
One Year	9.79%	9.88%	10.54%	9.30%
Five Year	64.95%	63.61%	67.37%	62.39%
Since Inception[1]	24.44%	21.47%	26.34%	32.14%

1 Total returns are calculated based on the commencement of operations, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2013, as disclosed in the most recent prospectus dated October 1, 2013, was 1.15%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/14.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers 2020 Target Date Fund (TDH) (Unaudited) (Continued)

Growth of a $10,000 Investment in TDH2 as of 5/31/14

2 Based on Net Asset Value from commencement of operations 10/1/07.

Asset Class Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time.

Top Ten Holdings3 as of 5/31/14

Top Ten Equity Holdings

Description	% of Net Assets
Apple, Inc.	1.5%
Exxon Mobil Corp.	1.2%
Google, Inc., Class A	1.0%
Microsoft Corp.	1.0%
Berkshire Hathaway, Inc., Class B	0.8%
Johnson & Johnson	0.7%
General Electric Co.	0.7%
Wells Fargo & Co.	0.7%
Wal-Mart Stores, Inc.	0.7%
Chevron Corp.	0.6%

Top Ten Fixed Income Holdings

Description	% of Net Assets
U.S. Treasury Bond/Note 4.25%, 8/15/15	6.6%
U.S. Treasury Bond/Note 1.875%, 6/30/15	4.6%
U.S. Treasury Bond/Note 1.25%, 9/30/15	4.5%
U.S. Treasury Bond/Note 2.125%, 5/31/15	3.5%
U.S. Treasury Bond/Note 2.50%, 3/31/15	2.5%
U.S. Treasury Bond/Note 2.375%, 2/28/15	2.3%
Federal National Mortgage Association 5.00%, 4/15/15	2.3%
U.S. Treasury Bond/Note 4.00%, 2/15/15	2.3%
U.S. Treasury Bond/Note 2.00%, 1/31/16	2.2%
Oracle Corp. 5.25%, 1/15/16	1.4%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 21.

Sector Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers 2030 Target Date Fund (TDN) (Unaudited)

The db X-trackers 2030 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2030 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2030 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the year ended May 31, 2014, the Fund’s net asset value increased 16.14%, compared to an increase of 16.83% for the Zacks 2030 Lifecycle Index and 12.85% for the Dow Jones Target 2030 Index. The fund’s performance benefitted from a large exposure to domestic and international equities.

Performance as of 5/31/14

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index
One Year	16.14%	14.28%	16.83%	12.85%
Five Year	14.61%	15.25%	15.29%	13.22%
Since Inception[1]	3.75%	3.56%	4.22%	4.43%

Cumulative Total Returns
	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index
One Year	16.14%	14.28%	16.83%	12.85%
Five Year	97.76%	103.29%	103.72%	86.01%
Since Inception[1]	27.78%	26.27%	31.71%	33.51%

1 Total returns are calculated based on the commencement of operations, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2013, as disclosed in the most recent prospectus dated October 1, 2013, was 1.16%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/14.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers 2030 Target Date Fund (TDN) (Unaudited) (Continued)

Growth of a $10,000 Investment in TDN2 as of 5/31/14

2 Based on Net Asset Value from commencement of operations 10/01/07.

Asset Class Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time.

Top Ten Holdings3 as of 5/31/14

Top Ten Equity Holdings

Description	% of Net Assets
Apple, Inc.	2.1%
Exxon Mobil Corp.	1.6%
Microsoft Corp.	1.5%
Google, Inc., Class A	1.4%
Berkshire Hathaway, Inc., Class B	1.1%
Johnson & Johnson	1.0%
General Electric Co.	1.0%
Wells Fargo & Co.	1.0%
Wal-Mart Stores, Inc.	0.9%
Chevron Corp.	0.9%

Top Ten Fixed Income Holdings

Description	% of Net Assets
Amgen, Inc. 5.65%, 6/15/42	0.9%
Southern California Edison Co. 6.05%, 3/15/39	0.8%
Shell International Finance BV (Netherlands) 6.375%, 12/15/38	0.7%
AT&T, Inc. 5.55%, 8/15/41	0.7%
U.S. Treasury Bond/Note 4.375%, 11/15/39	0.6%
U.S. Treasury Bond/Note 4.50%, 2/15/36	0.6%
Travelers (The) Cos., Inc. 5.35%, 11/01/40	0.6%
MetLife, Inc. 5.875%, 2/06/41	0.5%
Lowe’s Cos., Inc. 5.125%, 11/15/41	0.5%
Devon Energy Corp. 4.75%, 5/15/42	0.5%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 26.

Sector Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers 2040 Target Date Fund (TDV) (Unaudited)

The db X-trackers 2040 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2040 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2040 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the year ended May 31, 2014, the Fund’s net asset value increased 18.15%, compared to an increase of 18.67% for the Zacks 2040 Lifecycle Index and 15.47% for the Dow Jones Target 2040 Index. The fund’s performance benefitted from a large exposure to domestic and international equities.

Performance as of 5/31/14

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index
One Year	18.15%	22.74%	18.67%	15.47%
Five Year	15.70%	15.52%	15.75%	15.18%
Since Inception[1]	3.72%	3.78%	3.76%	4.72%

Cumulative Total Returns
	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index
One Year	18.15%	22.74%	18.67%	15.47%
Five Year	107.37%	105.72%	107.78%	102.67%
Since Inception[1]	27.57%	28.04%	27.90%	35.99%

1 Total returns are calculated based on the commencement of operations, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2013, as disclosed in the most recent prospectus dated October 1, 2013, was 1.17%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/14.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers 2040 Target Date Fund (TDV) (Unaudited) (Continued)

Growth of a $10,000 Investment in TDV2 as of 5/31/14

2 Based on Net Asset Value from commencement of operations 10/1/07.

Asset Class Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time.

Top Ten Holdings3 as of 5/31/14

Top Ten Equity Holdings

Description	% of Net Assets
Apple, Inc.	2.6%
Exxon Mobil Corp.	2.0%
Microsoft Corp.	1.8%
Google, Inc., Class A	1.7%
Berkshire Hathaway, Inc., Class B	1.4%
Johnson & Johnson	1.2%
General Electric Co.	1.2%
Wells Fargo & Co.	1.2%
Wal-Mart Stores, Inc.	1.1%
Chevron Corp.	1.1%

Top Ten Fixed Income Holdings

Description	% of Net Assets
US Treasury Bond/Note 4.375%, 5/15/41	0.6%
US Treasury Bond/Note 4.375%, 11/15/39	0.6%
US Treasury Bond/Note 3.125%, 2/15/42	0.5%
US Treasury Bond/Note 4.75%, 2/15/37	0.4%
US Treasury Bond/Note 4.625%, 2/15/40	0.4%
US Treasury Bond/Note 4.75%, 2/15/41	0.3%
US Treasury Bond/Note 4.375%, 5/15/40	0.3%
US Treasury Bond/Note 3.875%, 8/15/40	0.3%
US Treasury Bond/Note 4.50%, 2/15/36	0.2%
Tennessee Valley Authority 4.875%, 1/15/48	0.2%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 32.

Sector Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers In-Target Date Fund (TDX) (Unaudited)

The db X-trackers In-Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks In-Target Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks In-Target Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the year ended May 31, 2014, the Fund’s net asset value increased 6.12%, compared to an increase of 6.73% for the Zacks In-Target Lifecycle Index and an increase of 5.56% for the Dow Jones Target Today Index. The fund’s performance benefited from favorable results in domestic and international equities.

Performance as of 5/31/14

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index
One Year	6.12%	8.86%	6.73%	5.56%
Five Year	4.82%	4.91%	5.19%	6.52%
Since Inception[1]	3.62%	3.58%	3.90%	4.92%

Cumulative Total Returns
	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index
One Year	6.12%	8.86%	6.73%	5.56%
Five Year	26.51%	27.09%	28.82%	37.12%
Since Inception[1]	26.77%	26.40%	29.06%	37.79%

1 Total returns are calculated based on the commencement of operations, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2013, as disclosed in the most recent prospectus dated October 1, 2013, was 1.47%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/14.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers In-Target Date Fund (TDX) (Unaudited) (Continued)

Growth of a $10,000 Investment in TDX2 as of 5/31/14

2 Based on Net Asset Value from commencement of operations 10/1/07.

Asset Class Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time.

Top Ten Holdings3 as of 5/31/14

Top Ten Equity Holdings

Description	% of Net Assets
Apple, Inc.	1.0%
Exxon Mobil Corp.	0.8%
Google, Inc., Class A	0.7%
Microsoft Corp.	0.7%
Berkshire Hathaway, Inc., Class B	0.5%
Johnson & Johnson	0.5%
General Electric Co.	0.5%
Wal-Mart Stores, Inc.	0.4%
Wells Fargo & Co.	0.4%
Chevron Corp.	0.4%

Top Ten Fixed Income Holdings

Description	% of Net Assets
U.S. Treasury Bond/Note 1.00%, 8/31/16	5.5%
U.S. Treasury Bond/Note 0.88%, 9/15/16	4.5%
U.S. Treasury Bond/Note 4.00%, 2/15/15	4.3%
U.S. Treasury Bond/Note 1.25%, 9/30/15	3.4%
U.S. Treasury Bond/Note 1.75%, 7/31/15	3.3%
U.S. Treasury Bond/Note 0.38%, 1/15/16	3.1%
Goldman Sachs Group (The), Inc. 5.00%, 10/01/14	2.7%
Merrill Lynch & Co., Inc. 5.00%, 1/15/15	2.4%
Wells Fargo & Co. 5.00%, 11/15/14	2.4%
U.S. Treasury Bond/Note 2.38%, 9/30/14	2.2%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 38.

Sector Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

FEES AND EXPENSES (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. In the most recent six-month period, each Fund limited these expenses; had they not done so, expenses would have been higher.

The examples are based on an investment of $1,000 made at the beginning of the period and held through the six-month period ended May 31, 2014.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Annualized Expense Ratio based on the number of days in the period	Expenses Paid During the Period(1) December 1, 2013 to May 31, 2014
db X-trackers 2010 Target Date Fund
Actual	$1,000.00	$1,011.60	0.65%	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
db X-trackers 2020 Target Date Fund
Actual	$1,000.00	$1,026.53	0.65%	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
db X-trackers 2030 Target Date Fund
Actual	$1,000.00	$1,065.06	0.65%	$3.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
db X-trackers 2040 Target Date Fund
Actual	$1,000.00	$1,054.65	0.65%	$3.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
db X-trackers In-Target Date Fund
Actual	$1,000.00	$1,017.06	0.65%	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

(1) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 1, 2013 to May 31, 2014. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period; then multiplying the result by 182 days and then dividing the result by 365.

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2010 Target Date Fund

May 31, 2014

	Number of Shares	Value
COMMON STOCKS — 23.7%
Basic Materials — 1.2%
Air Liquide SA (France)	29	$4,224
Air Products & Chemicals, Inc.	103	12,357
Axiall Corp.	100	4,621
BASF SE (Germany)	91	10,478
BHP Billiton Ltd. (Australia)	308	10,608
BHP Billiton PLC (United Kingdom)	204	6,388
Dow Chemical (The) Co.	136	7,088
E.I. du Pont de Nemours & Co.	106	7,347
Freeport-McMoRan Copper & Gold, Inc.	100	3,405
Glencore PLC (Switzerland)*	960	5,203
Horsehead Holding Corp.*	200	3,316
Linde AG (Germany)	23	4,805
Materion Corp.	100	3,409
Monsanto Co.	61	7,433
Newmont Mining Corp.	275	6,295
PolyOne Corp.	100	4,013
Rio Tinto PLC (United Kingdom)	147	7,532
Sherwin-Williams (The) Co.	56	11,458
Syngenta AG (Switzerland)	11	4,232
Wausau Paper Corp.	200	2,128

		126,340

Communications — 2.5%
Amazon.com, Inc.*	51	15,940
Anixter International, Inc.	30	3,090
ARRIS Group, Inc.*	100	3,311
AT&T, Inc.	637	22,595
Bankrate, Inc.*	100	1,515
BT Group PLC (United Kingdom)	709	4,718
Cisco Systems, Inc.	600	14,772
Comcast Corp., Class A	297	15,503
Deutsche Telekom AG (Germany)	290	4,872
Dice Holdings, Inc.*	200	1,412
DigitalGlobe, Inc.*	100	3,036
Discovery Communications, Inc., Class A*	117	9,004
Entravision Communications Corp., Class A	300	1,608
Facebook, Inc., Class A*	202	12,787
Finisar Corp.*	100	2,375
Google, Inc., Class A*	80	45,732
Harte-Hanks, Inc.	200	1,422
News Corp., Class A*	600	10,236
Nielsen NV (Netherlands)	193	9,314
SoftBank Corp. (Japan)	100	7,215
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	268	3,358
Telefonica SA (Spain)	387	6,494
Thomson Reuters Corp. (Canada)	96	3,328
Verizon Communications, Inc.	464	23,182
Vodafone Group PLC (United Kingdom)	2,389	8,389
Walt Disney (The) Co.	205	17,223

		252,431

Consumer, Cyclical — 2.0%
adidas AG (Germany)	19	2,039
Alaska Air Group, Inc.	48	4,726
Bayerische Motoren Werke AG (Germany)	35	4,394

	Number of Shares	Value
Consumer, Cyclical (Continued)
Bloomin’ Brands, Inc.*	100	$2,084
Bob Evans Farms, Inc.	100	4,468
Brunswick Corp.	100	4,310
Cabela’s, Inc.*	100	6,123
Cie Financiere Richemont SA (Switzerland)	65	6,848
Compass Group PLC (United Kingdom)	241	4,021
CVS Caremark Corp.	138	10,808
Daimler AG (Germany)	84	7,981
Dana Holding Corp.	200	4,428
Ford Motor Co.	430	7,069
Fred’s, Inc., Class A	100	1,527
General Motors Co.	152	5,256
Hennes & Mauritz AB, Class B (Sweden)	82	3,465
Home Depot (The), Inc.	172	13,799
Honda Motor Co. Ltd. (Japan)	131	4,585
Inditex SA (Spain)	26	3,775
Kate Spade & Co.*	100	3,641
Lions Gate Entertainment Corp. (Canada)	200	5,226
LVMH Moet Hennessy Louis Vuitton SA (France)	25	4,974
M/I Homes, Inc.*	100	2,281
Mitsubishi Corp. (Japan)	100	1,973
NIKE, Inc., Class B	107	8,230
Nissan Motor Co. Ltd. (Japan)	200	1,806
Republic Airways Holdings, Inc.*	200	2,104
Ruby Tuesday, Inc.*	300	2,361
Six Flags Entertainment Corp.	100	4,046
Target Corp.	82	4,654
Toyota Motor Corp. (Japan)	233	13,185
W.W. Grainger, Inc.	35	9,043
Walgreen Co.	103	7,407
Wal-Mart Stores, Inc.	379	29,096

		201,733

Consumer, Non-cyclical — 4.9%
Align Technology, Inc.*	100	5,461
Alkermes PLC (Ireland)*	100	4,581
Amgen, Inc.	86	9,975
AmSurg Corp.*	100	4,528
Anheuser-Busch InBev NV (Belgium)	79	8,670
Array BioPharma, Inc.*	400	1,680
AstraZeneca PLC (United Kingdom)	112	8,042
Avis Budget Group, Inc.*	100	5,723
Bayer AG (Germany)	74	10,703
Becton Dickinson and Co.	110	12,947
Brink’s (The) Co.	100	2,670
British American Tobacco PLC (United Kingdom)	179	10,803
Cardinal Health, Inc.	171	12,078
Coca-Cola (The) Co.	522	21,355
Convergys Corp.	200	4,364
CSL Ltd. (Australia)	61	4,007
Danone (France)	52	3,872
Diageo PLC (United Kingdom)	238	7,656
Gilead Sciences, Inc.*	168	13,643
GlaxoSmithKline PLC (United Kingdom)	453	12,157
Humana, Inc.	81	10,081

See Notes to Financial Statements.	17

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2010 Target Date Fund (Continued)

May 31, 2014

	Number of Shares	Value
Consumer, Non-cyclical (Continued)
Impax Laboratories, Inc.*	100	$2,776
Isis Pharmaceuticals, Inc.*	100	2,922
Japan Tobacco, Inc. (Japan)	100	3,383
Jazz Pharmaceuticals PLC (Ireland)*	45	6,384
JM Smucker (The) Co.	55	5,643
Johnson & Johnson	329	33,379
Live Nation Entertainment, Inc.*	183	4,341
L’Oreal SA (France)	22	3,839
Magellan Health Services, Inc.*	7	426
MasterCard, Inc., Class A	140	10,703
Merck & Co., Inc.	348	20,135
Molina Healthcare, Inc.*	67	2,887
Mondelez International, Inc., Class A	203	7,637
Monster Worldwide, Inc.*	400	2,264
Nestle SA (Switzerland)	285	22,357
Novartis AG (Switzerland)	203	18,203
Novo Nordisk A/S, Class B (Denmark)	180	7,620
NuVasive, Inc.*	100	3,334
Orexigen Therapeutics, Inc.*	300	1,938
Performant Financial Corp.*	200	1,898
Pfizer, Inc.	828	24,534
Pharmacyclics, Inc.*	43	3,820
Pilgrim’s Pride Corp.*	200	5,088
Procter & Gamble (The) Co.	313	25,287
Raptor Pharmaceutical Corp.*	200	1,636
Reckitt Benckiser Group PLC (United Kingdom)	66	5,642
Roche Holding AG (Switzerland)	63	18,538
SABMiller PLC (United Kingdom)	87	4,828
Sanofi (France)	109	11,655
Seaboard Corp.*	1	2,695
Seattle Genetics, Inc.*	167	5,573
Select Medical Holdings Corp.	167	2,530
Snyder’s-Lance, Inc.	100	2,718
Takeda Pharmaceutical Co. Ltd. (Japan)	100	4,526
Tesco PLC (United Kingdom)	972	4,946
Teva Pharmaceutical Industries Ltd. (Israel)	93	4,661
Theravance, Inc.*	100	2,865
Unilever NV (Netherlands)	159	6,884
Unilever PLC (United Kingdom)	125	5,615
UnitedHealth Group, Inc.	130	10,352
Whole Foods Market, Inc.	180	6,883
Wright Medical Group, Inc.*	100	3,040

		501,381

Diversified — 0.0% (a)
Hutchison Whampoa Ltd. (Hong Kong)	198	2,656

Energy — 2.4%
Apache Corp.	48	4,475
BG Group PLC (United Kingdom)	336	6,877
BP PLC (United Kingdom)	1,726	14,552
Cameron International Corp.*	124	7,930
Chevron Corp.	222	27,259
Continental Resources, Inc.*	100	14,036
CVR Energy, Inc.	100	4,706
Dril-Quip, Inc.*	29	2,964
Eni S.p.A. (Italy)	231	5,885

	Number of Shares	Value
Energy (Continued)
Exxon Mobil Corp.	517	$51,975
Gulfport Energy Corp.*	100	6,153
Helix Energy Solutions Group, Inc.*	100	2,338
Oasis Petroleum, Inc.*	100	4,950
Pioneer Natural Resources Co.	15	3,152
Royal Dutch Shell PLC, Class A (United Kingdom)	328	12,893
Schlumberger Ltd. (Netherland Antilles)	149	15,502
SolarCity Corp.*	100	5,250
Southwestern Energy Co.*	224	10,185
Statoil ASA (Norway)	154	4,720
Total SA (France)	184	12,912
Valero Energy Corp.	288	16,142
Woodside Petroleum Ltd. (Australia)	111	4,356

		239,212

Financial — 5.0%
AIA Group Ltd. (Hong Kong)	1,032	5,171
Allianz SE (Germany)	40	6,783
American Express Co.	128	11,712
American International Group, Inc.	172	9,300
American Tower Corp. REIT	45	4,033
Australia & New Zealand Banking Group Ltd. (Australia)	249	7,761
AXA SA (France)	152	3,752
Banco Bilbao Vizcaya Argentaria SA (Spain)	514	6,589
Banco Santander SA (Spain)	1,346	13,805
Bancorp (The), Inc.*	100	1,570
Bank of America Corp.	1,231	18,637
Barclays PLC (United Kingdom)	1,249	5,171
Berkshire Hathaway, Inc., Class B*	283	36,321
BNP Paribas SA (France)	88	6,162
Boston Properties, Inc. REIT	90	10,861
Charles Schwab (The) Corp.	152	3,832
Citigroup, Inc.	350	16,650
CNO Financial Group, Inc.	200	3,226
Commonwealth Bank of Australia (Australia)	145	11,010
Community Trust Bancorp, Inc.	110	3,775
Credit Suisse Group AG (Switzerland)*	128	3,805
Deutsche Bank AG (Germany) (b)	93	3,767
DFC Global Corp.*	100	937
Dime Community Bancshares, Inc.	100	1,512
Dynex Capital, Inc. REIT	200	1,730
Equity One, Inc. REIT	173	3,972
First American Financial Corp.	100	2,802
FirstMerit Corp.	100	1,867
General Growth Properties, Inc. REIT	480	11,438
Geo Group (The), Inc. REIT	177	6,020
Glimcher Realty Trust REIT	100	1,102
Goldman Sachs Group (The), Inc.	53	8,470
Hancock Holding Co.	100	3,378
Hanmi Financial Corp.	100	2,131
Health Care REIT, Inc.	144	9,105
Healthcare Realty Trust, Inc. REIT	100	2,493
Higher One Holdings, Inc.*	200	752
Highwoods Properties, Inc. REIT	154	6,249
HSBC Holdings PLC (United Kingdom)	1,605	16,927
ING Groep NV (Netherlands)*	381	5,336

See Notes to Financial Statements.	18

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2010 Target Date Fund (Continued)

May 31, 2014

	Number of Shares	Value
Financial (Continued)
Investors Bancorp, Inc.	474	$5,119
JPMorgan Chase & Co.	434	24,118
Kite Realty Group Trust REIT	300	1,863
LaSalle Hotel Properties REIT	50	1,650
Lexington Realty Trust REIT	200	2,270
Lloyds Banking Group PLC (United Kingdom)*	3,935	5,136
MarketAxess Holdings, Inc.	100	5,335
MetLife, Inc.	124	6,315
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,200	6,754
Mizuho Financial Group, Inc. (Japan)	1,913	3,721
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	18	3,990
National Australia Bank Ltd. (Australia)	214	6,670
Nationstar Mortgage Holdings, Inc.*	100	3,496
Ocwen Financial Corp.*	100	3,507
OMEGA Healthcare Investors, Inc. REIT	65	2,398
Piper Jaffray Cos.*	100	4,403
Prospect Capital Corp.	200	1,988
Prudential PLC (United Kingdom)	299	6,944
RLJ Lodging Trust REIT	100	2,771
Ryman Hospitality Properties, Inc. REIT	63	2,906
Sandy Spring Bancorp, Inc.	100	2,371
Simon Property Group, Inc. REIT	49	8,157
Standard Chartered PLC (United Kingdom)	210	4,726
Starwood Property Trust, Inc. REIT	150	3,659
Strategic Hotels & Resorts, Inc. REIT*	200	2,180
Sumitomo Mitsui Financial Group, Inc. (Japan)	81	3,266
Susquehanna Bancshares, Inc.	100	988
T. Rowe Price Group, Inc.	129	10,518
Travelers (The) Cos., Inc.	44	4,112
Two Harbors Investment Corp. REIT	300	3,159
U.S. Bancorp	216	9,113
UBS AG (Switzerland)*	337	6,766
United Community Banks, Inc.*	100	1,534
Visa, Inc., Class A	99	21,268
Washington Prime Group, Inc. REIT*	25	487
Webster Financial Corp.	100	2,992
Wells Fargo & Co.	626	31,788
Westpac Banking Corp. (Australia)	300	9,610
Zurich Insurance Group AG (Switzerland)*	13	3,901

		511,863

Industrial — 2.3%
A.O. Smith Corp.	100	4,938
ABB Ltd. (Switzerland)*	219	5,202
Acuity Brands, Inc.	9	1,130
Airbus Group NV (France)	52	3,729
Boeing (The) Co.	87	11,767
Caterpillar, Inc.	75	7,667
Comfort Systems USA, Inc.	100	1,650
CSX Corp.	117	3,440
Darling Ingredients, Inc.*	100	1,999
Deutsche Post AG (Germany)	78	2,893
Eaton Corp. PLC (Ireland)	55	4,053
Emerson Electric Co.	105	7,006
Federal Signal Corp.	200	2,744

	Number of Shares	Value
Industrial (Continued)
General Dynamics Corp.	40	$4,725
General Electric Co.	1,265	33,889
Graphic Packaging Holding Co.*	400	4,396
Hexcel Corp.*	200	8,210
Hitachi Ltd. (Japan)	400	2,688
Ingersoll-Rand PLC (Ireland)	148	8,854
Jacobs Engineering Group, Inc.*	66	3,635
Koninklijke Philips NV (Netherlands)	144	4,548
Louisiana-Pacific Corp.*	100	1,420
Newport Corp.*	100	1,853
NL Industries, Inc.	200	1,764
Norfolk Southern Corp.	37	3,728
Old Dominion Freight Line, Inc.*	100	6,396
PHI, Inc.*	100	4,474
Rolls-Royce Holdings PLC (United Kingdom)*	186	3,242
Schneider Electric SA (France)	58	5,462
Siemens AG (Germany)	77	10,230
Stanley Black & Decker, Inc.	81	7,079
Union Pacific Corp.	54	10,760
United Parcel Service, Inc., Class B	107	11,115
United Technologies Corp.	111	12,901
Vinci SA (France)	61	4,515
Waste Management, Inc.	235	10,500
Woodward, Inc.	100	4,470

		229,072

Technology — 3.0%
3D Systems Corp.*	100	5,065
Activision Blizzard, Inc.	546	11,346
Apple, Inc.	109	68,997
ASML Holding NV (Netherlands)	36	3,090
Aspen Technology, Inc.*	100	4,299
Canon, Inc. (Japan)	200	6,558
Cognizant Technology Solutions Corp., Class A*	280	13,611
EMC Corp.	242	6,428
Fidelity National Information Services, Inc.	145	7,852
First Solar, Inc.*	100	6,178
InnerWorkings, Inc.*	200	1,506
Intel Corp.	603	16,474
International Business Machines Corp.	132	24,335
Mentor Graphics Corp.	200	4,238
Micron Technology, Inc.*	611	17,468
Microsemi Corp.*	167	4,063
Microsoft Corp.	1,120	45,852
Oracle Corp.	544	22,859
PDF Solutions, Inc.*	100	1,992
PTC, Inc.*	173	6,366
Qlik Technologies, Inc.*	67	1,455
QUALCOMM, Inc.	207	16,653
SAP AG (Germany)	86	6,584
SciQuest, Inc.*	100	1,693
SS&C Technologies Holdings, Inc.*	100	4,265

		309,227

Utilities — 0.4%
Centrica PLC (United Kingdom)	680	3,825
Dominion Resources, Inc.	67	4,620

See Notes to Financial Statements.	19

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2010 Target Date Fund (Continued)

May 31, 2014

	Number of Shares	Value
Utilities — (Continued)
E.ON SE (Germany)	169	$3,291
GDF Suez (France)	173	4,831
National Grid PLC (United Kingdom)	327	4,879
NextEra Energy, Inc.	50	4,868
Piedmont Natural Gas Co., Inc.	54	1,933
PPL Corp.	309	10,842

		39,089

TOTAL COMMON STOCKS (Cost $1,911,832)		2,413,004

PREFERRED STOCKS — 0.0% (a)
Consumer, Cyclical — 0.0% (a)
Volkswagen AG (Germany)	15	3,987

Industrial — 0.0% (a)
Rolls-Royce Holdings PLC, Class C (United Kingdom)*	24,924	42

TOTAL PREFERRED STOCKS (Cost $2,555)		4,029

RIGHTS — 0.0% (a)
Communications — 0.0% (a)
Leap Wireless International, Inc. CVR* (Cost $732)	300	732

	Principal Amount	Value
CORPORATE BONDS — 29.1%
Basic Materials — 0.7%
BHP Billiton Finance USA Ltd. (Australia) 1.00%, 2/24/15	$69,000	69,385

Communications — 0.9%
Telefonica Emisiones S.A.U. (Spain) 4.949%, 1/15/15	10,000	10,257
Verizon Communications, Inc. 1.25%, 11/03/14	38,000	38,145
Viacom, Inc. 1.25%, 2/27/15	40,000	40,227

		88,629

Consumer, Cyclical — 0.5%
Toyota Motor Credit Corp., Series G, MTN 1.25%, 11/17/14	54,000	54,250

Consumer, Non-cyclical — 3.3%
Express Scripts Holding Co. 2.75%, 11/21/14	38,000	38,404
Medtronic, Inc. 3.00%, 3/15/15	42,000	42,936
Novartis Capital Corp. (Switzerland) 2.90%, 4/24/15	74,000	75,776
PepsiCo, Inc. 0.75%, 3/05/15	80,000	80,347
UnitedHealth Group, Inc. 4.875%, 3/15/15	101,000	104,605

		342,068

	Principal Amount	Value
Energy — 1.4%
Enterprise Products Operating LLC, Series G 5.60%, 10/15/14	$138,000	$140,620

Financial — 19.5%
Bank of Nova Scotia (Canada) 3.40%, 1/22/15	44,000	44,872
Barclays Bank PLC (United Kingdom) 5.20%, 7/10/14	71,000	71,341
Citigroup, Inc. 6.375%, 8/12/14	58,000	58,651
4.75%, 5/19/15	95,000	98,725
Genworth Holdings, Inc. 5.75%, 6/15/14	52,000	52,087
Goldman Sachs Group (The), Inc. 5.00%, 10/01/14	315,000	319,704
HSBC USA, Inc. 2.375%, 2/13/15	75,000	76,073
JPMorgan Chase & Co., MTN 1.875%, 3/20/15	76,000	76,870
Merrill Lynch & Co., Inc., Series C, MTN 5.00%, 1/15/15	280,000	287,756
MetLife, Inc. 5.00%, 6/15/15	144,000	150,707
Morgan Stanley, Series G, MTN 4.10%, 1/26/15	110,000	112,449
National Rural Utilities Cooperative Finance Corp. 1.00%, 2/02/15	50,000	50,238
Prudential Financial, Inc., Series B, MTN 5.10%, 9/20/14	22,000	22,311
Royal Bank of Canada, Series G, MTN (Canada) 1.45%, 10/30/14	76,000	76,383
US Bank NA 4.95%, 10/30/14	117,000	119,282
Wachovia Corp. 5.25%, 8/01/14	33,000	33,257
Wells Fargo & Co., MTN 1.25%, 2/13/15	54,000	54,365
Wells Fargo & Co. 5.00%, 11/15/14	278,000	283,709

		1,988,780

Government — 0.9%
International Finance Corp. (Supranational) 2.75%, 4/20/15	37,000	37,846
Nordic Investment Bank (Supranational) 2.625%, 10/06/14	52,000	52,450

		90,296

Industrial — 0.7%
John Deere Capital Corp. 0.875%, 4/17/15	38,000	38,223
United Technologies Corp. 4.875%, 5/01/15	28,000	29,179

		67,402

Technology — 0.7%
International Business Machines Corp. 0.55%, 2/06/15	70,000	70,154

See Notes to Financial Statements.	20

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2010 Target Date Fund (Continued)

May 31, 2014

	Principal Amount	Value
Utilities — 0.5%
Constellation Energy Group, Inc. 4.55%, 6/15/15	$51,000	$52,993

TOTAL CORPORATE BONDS (Cost $2,957,266)		2,964,577

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS — 46.6%
Federal Home Loan Mortgage Corporation — 0.8%
0.625%, 12/29/14	81,000	81,255

Federal National Mortgage Association — 1.5%
2.625%, 11/20/14	79,000	79,936
5.00%, 4/15/15	71,000	74,038

		153,974

United States Treasury Bonds/ Notes — 44.3%
2.375%, 8/31/14	31,000	31,177
2.375%, 9/30/14	258,000	259,965
0.50%, 10/15/14	217,000	217,360
0.25%, 12/15/14	138,000	138,137
4.00%, 2/15/15	527,000	541,544
2.50%, 3/31/15	241,000	245,815
0.25%, 5/31/15	70,000	70,103
2.125%, 5/31/15	136,000	138,720
1.75%, 7/31/15	400,000	407,516
4.25%, 8/15/15	361,000	378,838
1.25%, 9/30/15	443,000	449,377
1.25%, 10/31/15	66,000	66,994
4.50%, 11/15/15	36,000	38,256
0.375%, 1/15/16	370,000	370,795
0.25%, 5/15/16	63,000	62,883
1.00%, 8/31/16	492,000	497,937
0.875%, 9/15/16	528,000	532,682
0.625%, 12/15/16	54,000	54,044

		4,502,143

TOTAL UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (Cost $4,734,242)		4,737,372

SOVEREIGN BOND — 0.1%
Panama Government International Bond (Panama) 7.25%, 3/15/15 (Cost $8,385)	8,000	8,400

TOTAL INVESTMENTS — 99.5% (Cost $9,615,012)		$10,128,114
Other assets less liabilities — 0.5%		52,374

NET ASSETS — 100.0%		$10,180,488

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

CVR – Contingent Value Rights

* Non-income producing security.

(a) Less than 0.1%.

(b) Affiliated issuer. This security is owned in proportion with its representation in the index.

See Notes to Financial Statements.	21

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2020 Target Date Fund

May 31, 2014

	Number of Shares	Value

COMMON STOCKS — 53.5%
Basic Materials — 2.7%
Air Liquide SA (France)	175	$25,489
Air Products & Chemicals, Inc.	657	78,819
Axiall Corp.	400	18,484
BASF SE (Germany)	511	58,840
BHP Billiton Ltd. (Australia)	1,722	59,311
BHP Billiton PLC (United Kingdom)	1,106	34,630
Dow Chemical (The) Co.	849	44,250
E.I. du Pont de Nemours & Co.	639	44,289
Freeport-McMoRan Copper & Gold, Inc.	712	24,244
Glencore PLC (Switzerland)*	5,940	32,195
H.B. Fuller Co.	150	7,175
Horsehead Holding Corp.*	1,100	18,238
KapStone Paper and Packaging Corp.*	400	11,620
Linde AG (Germany)	106	22,144
Materion Corp.	500	17,045
Monsanto Co.	389	47,400
Newmont Mining Corp.	1,749	40,035
PolyOne Corp.	500	20,065
Rio Tinto PLC (United Kingdom)	685	35,100
Sensient Technologies Corp.	186	10,193
Sherwin-Williams (The) Co.	330	67,521
Syngenta AG (Switzerland)	51	19,620
Wausau Paper Corp.	1,100	11,704

		748,411

Communications — 5.5%
ADTRAN, Inc.	300	6,732
Amazon.com, Inc.*	310	96,891
Anixter International, Inc.	132	13,596
ARRIS Group, Inc.*	542	17,946
AT&T, Inc.	4,023	142,696
Bankrate, Inc.*	414	6,272
BT Group PLC (United Kingdom)	4,212	28,029
Cisco Systems, Inc.	3,832	94,344
Comcast Corp., Class A	1,904	99,389
Consolidated Communications Holdings, Inc.	114	2,328
Deutsche Telekom AG (Germany)	1,631	27,402
Dice Holdings, Inc.*	1,300	9,178
DigitalGlobe, Inc.*	400	12,144
Discovery Communications, Inc., Class A*	741	57,027
Entravision Communications Corp., Class A	1,900	10,184
Facebook, Inc., Class A*	1,237	78,302
Finisar Corp.*	383	9,096
Google, Inc., Class A*	500	285,825
Harte-Hanks, Inc.	1,300	9,243
News Corp., Class A*	3,600	61,416
Nielsen NV (Netherlands)	1,271	61,339
SoftBank Corp. (Japan)	537	38,745
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	1,678	21,025
Telefonica SA (Spain)	2,411	40,458
Thomson Reuters Corp. (Canada)	599	20,766
Verizon Communications, Inc.	2,877	143,735
ViaSat, Inc.*	150	8,135
Vodafone Group PLC (United Kingdom)	14,976	52,590
Walt Disney (The) Co.	1,322	111,061

		1,565,894

	Number of Shares	Value

Consumer, Cyclical — 4.6%
adidas AG (Germany)	119	$12,773
Alaska Air Group, Inc.	300	29,538
Bayerische Motoren Werke AG (Germany)	183	22,973
Bloomin’ Brands, Inc.*	700	14,588
Bob Evans Farms, Inc.	200	8,934
Brunswick Corp.	500	21,550
Cabela’s, Inc.*	400	24,492
Cie Financiere Richemont SA (Switzerland)	285	30,028
Columbia Sportswear Co.	103	8,608
Compass Group PLC (United Kingdom)	1,041	17,370
Cooper Tire & Rubber Co.	400	11,132
CVS Caremark Corp.	873	68,373
Daimler AG (Germany)	487	46,271
Dana Holding Corp.	596	13,195
Domino’s Pizza, Inc.	300	21,734
Ford Motor Co.	2,748	45,177
Fred’s, Inc., Class A	800	12,216
General Motors Co.	957	33,093
Genesco, Inc.*	100	7,489
Group 1 Automotive, Inc.	100	8,050
Hennes & Mauritz AB, Class B (Sweden)	506	21,383
Home Depot (The), Inc.	1,085	87,049
Honda Motor Co. Ltd. (Japan)	796	27,860
HSN, Inc.	300	16,686
Iconix Brand Group, Inc.*	300	12,582
Inditex SA (Spain)	123	17,857
Kate Spade & Co.*	600	21,846
Life Time Fitness, Inc.*	114	6,065
Lions Gate Entertainment Corp. (Canada)	486	12,699
LVMH Moet Hennessy Louis Vuitton SA (France)	139	27,654
M/I Homes, Inc.*	600	13,686
Marriott Vacations Worldwide Corp.*	200	11,330
Men’s Wearhouse (The), Inc.	161	8,015
Mitsubishi Corp. (Japan)	631	12,453
Mobile Mini, Inc.	300	13,065
NIKE, Inc., Class B	682	52,452
Nissan Motor Co. Ltd. (Japan)	1,170	10,562
Owens & Minor, Inc.	300	10,404
Republic Airways Holdings, Inc.*	1,100	11,572
Restoration Hardware Holdings, Inc.*	200	13,296
Ruby Tuesday, Inc.*	1,242	9,775
Six Flags Entertainment Corp.	371	15,011
Target Corp.	460	26,110
Toyota Motor Corp. (Japan)	1,425	80,643
UniFirst Corp.	100	9,895
W.W. Grainger, Inc.	222	57,358
Walgreen Co.	642	46,166
Wal-Mart Stores, Inc.	2,410	185,017
Wolverine World Wide, Inc.	500	12,935

		1,309,010

Consumer, Non-cyclical — 11.2%
ABM Industries, Inc.	300	8,181
Align Technology, Inc.*	328	17,912
Alkermes PLC (Ireland)*	700	32,067
Amgen, Inc.	539	62,519

See Notes to Financial Statements.	22

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2020 Target Date Fund (Continued)

May 31, 2014

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
AmSurg Corp.*	87	$3,939
Anheuser-Busch InBev NV (Belgium)	463	50,813
Array BioPharma, Inc.*	2,300	9,660
AstraZeneca PLC (United Kingdom)	692	49,685
Avis Budget Group, Inc.*	500	28,615
Bayer AG (Germany)	464	67,109
Becton Dickinson and Co.	625	73,563
Boston Beer (The) Co., Inc., Class A*	100	21,441
Brink’s (The) Co.	300	8,010
British American Tobacco PLC (United Kingdom)	1,094	66,024
Cardinal Health, Inc.	1,080	76,280
Centene Corp.*	312	23,250
Coca-Cola Bottling Co. Consolidated	200	15,052
Coca-Cola (The) Co.	3,323	135,945
Convergys Corp.	442	9,644
CoStar Group, Inc.*	142	22,514
CSL Ltd. (Australia)	277	18,197
Cubist Pharmaceuticals, Inc.*	300	19,980
Danone (France)	329	24,500
Diageo PLC (United Kingdom)	1,374	44,196
Euronet Worldwide, Inc.*	300	14,142
FTI Consulting, Inc.*	86	2,775
Gilead Sciences, Inc.*	1,027	83,403
GlaxoSmithKline PLC (United Kingdom)	2,731	73,289
Hain Celestial Group (The), Inc.*	214	19,414
Hanger, Inc.*	86	2,613
Humana, Inc.	519	64,595
Impax Laboratories, Inc.*	400	11,104
Isis Pharmaceuticals, Inc.*	500	14,610
Japan Tobacco, Inc. (Japan)	600	20,299
Jazz Pharmaceuticals PLC (Ireland)*	300	42,558
JM Smucker (The) Co.	343	35,192
Johnson & Johnson	2,032	206,167
Live Nation Entertainment, Inc.*	836	19,830
L’Oreal SA (France)	139	24,253
Magellan Health Services, Inc.*	92	5,602
MasterCard, Inc., Class A	890	68,041
Merck & Co., Inc.	2,212	127,986
Molina Healthcare, Inc.*	150	6,464
Mondelez International, Inc., Class A	1,270	47,777
Monster Worldwide, Inc.*	2,300	13,018
Nestle SA (Switzerland)	1,794	140,736
Novartis AG (Switzerland)	1,283	115,047
Novo Nordisk A/S, Class B (Denmark)	1,135	48,051
NuVasive, Inc.*	200	6,668
Orexigen Therapeutics, Inc.*	2,100	13,566
Performant Financial Corp.*	1,300	12,337
Pfizer, Inc.	5,256	155,735
Pharmacyclics, Inc.*	286	25,405
Pilgrim’s Pride Corp.*	1,184	30,121
Procter & Gamble (The) Co.	2,000	161,579
Raptor Pharmaceutical Corp.*	1,200	9,816
Reckitt Benckiser Group PLC (United Kingdom)	380	32,485
Roche Holding AG (Switzerland)	403	118,582
SABMiller PLC (United Kingdom)	552	30,635

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Sanofi (France)	692	$73,993
Seaboard Corp.*	7	18,864
Seattle Genetics, Inc.*	387	12,914
Select Medical Holdings Corp.	649	9,832
Snyder’s-Lance, Inc.	400	10,872
Sotheby’s	300	11,844
Spectrum Brands Holdings, Inc.	186	14,484
Takeda Pharmaceutical Co. Ltd. (Japan)	485	21,949
Tesco PLC (United Kingdom)	4,315	21,955
Teva Pharmaceutical Industries Ltd. (Israel)	487	24,406
Theravance, Inc.*	500	14,325
TreeHouse Foods, Inc.*	150	11,243
Unilever NV (Netherlands)	907	39,268
Unilever PLC (United Kingdom)	712	31,984
UnitedHealth Group, Inc.	763	60,758
WellCare Health Plans, Inc.*	200	15,490
WEX, Inc.*	200	19,258
Whole Foods Market, Inc.	1,130	43,211
Wright Medical Group, Inc.*	150	4,560

		3,154,201

Diversified — 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	1,264	16,956

Energy — 5.0%
Apache Corp.	304	28,339
BG Group PLC (United Kingdom)	1,882	38,518
BP PLC (United Kingdom)	10,834	91,344
Cameron International Corp.*	793	50,712
Chevron Corp.	1,400	171,906
Continental Resources, Inc.*	572	80,286
CVR Energy, Inc.	328	15,436
Dril-Quip, Inc.*	214	21,875
Eni S.p.A (Italy)	1,409	35,898
Exxon Mobil Corp.	3,262	327,928
Gulfport Energy Corp.*	400	24,612
Helix Energy Solutions Group, Inc.*	371	8,674
Oasis Petroleum, Inc.*	428	21,186
Pioneer Natural Resources Co.	98	20,596
Royal Dutch Shell PLC, Class A (United Kingdom)	2,051	80,618
Schlumberger Ltd. (Netherland Antilles)	830	86,354
SolarCity Corp.*	400	21,000
Southwestern Energy Co.*	1,113	50,608
Statoil ASA (Norway)	605	18,541
Targa Resources Corp.	214	24,601
Total SA (France)	1,165	81,754
Valero Energy Corp.	1,795	100,610
Woodside Petroleum Ltd. (Australia)	358	14,050

		1,415,446

Financial — 11.3%
AIA Group Ltd. (Hong Kong)	6,657	33,358
Allianz SE (Germany)	251	42,564
American Express Co.	813	74,390
American International Group, Inc.	1,069	57,801
American Tower Corp. REIT	296	26,530
AmTrust Financial Services, Inc.	330	14,091

See Notes to Financial Statements.	23

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2020 Target Date Fund (Continued)

May 31, 2014

	Number of Shares	Value

Financial (Continued)
Australia & New Zealand Banking Group Ltd. (Australia)	1,568	$48,870
AXA SA (France)	947	23,378
Banco Bilbao Vizcaya Argentaria SA (Spain)	3,533	45,290
Banco Santander SA (Spain)	6,153	63,108
Bancorp (The), Inc.*	800	12,560
Bank of America Corp.	7,348	111,249
Barclays PLC (United Kingdom)	6,450	26,704
Berkshire Hathaway, Inc., Class B*	1,781	228,574
BNP Paribas SA (France)	556	38,934
Boston Properties, Inc. REIT	488	58,892
Charles Schwab (The) Corp.	982	24,756
Citigroup, Inc.	2,137	101,657
CNO Financial Group, Inc.	1,100	17,743
Commonwealth Bank of Australia (Australia)	911	69,174
Community Trust Bancorp, Inc.	440	15,101
Credit Acceptance Corp.*	125	16,325
Credit Suisse Group AG (Switzerland)*	796	23,662
Deutsche Bank AG (Germany) (a)	580	23,494
DFC Global Corp.*	900	8,433
Dime Community Bancshares, Inc.	800	12,096
Dynex Capital, Inc. REIT	1,300	11,245
EastGroup Properties, Inc. REIT	200	12,732
EPR Properties REIT	300	16,176
Equity One, Inc. REIT	517	11,870
Financial Engines, Inc.	200	8,140
First American Financial Corp.	600	16,812
First Financial Bankshares, Inc.	200	11,896
FirstMerit Corp.	800	14,936
General Growth Properties, Inc. REIT	3,002	71,538
Geo Group (The), Inc. REIT	331	11,257
Glimcher Realty Trust REIT	700	7,714
Goldman Sachs Group (The), Inc.	326	52,098
Hancock Holding Co.	328	11,080
Hanmi Financial Corp.	800	17,048
Health Care REIT, Inc.	922	58,298
Healthcare Realty Trust, Inc. REIT	500	12,465
Higher One Holdings, Inc.*	1,200	4,512
Highwoods Properties, Inc. REIT	301	12,215
HSBC Holdings PLC (United Kingdom)	9,976	105,213
ING Groep NV (Netherlands)*	2,133	29,876
Investors Bancorp, Inc.	3,072	33,178
JPMorgan Chase & Co.	2,741	152,317
Kite Realty Group Trust REIT	2,100	13,041
LaSalle Hotel Properties REIT	400	13,196
Lexington Realty Trust REIT	1,000	11,350
Lloyds Banking Group PLC (United Kingdom)*	23,572	30,763
MarketAxess Holdings, Inc.	200	10,670
MetLife, Inc.	794	40,438
Mitsubishi Estate Co. Ltd. (Japan)	1,000	24,273
Mitsubishi UFJ Financial Group, Inc. (Japan)	6,453	36,322
Mizuho Financial Group, Inc. (Japan)	11,650	22,659
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	101	22,387
National Australia Bank Ltd. (Australia)	1,342	41,827
National Health Investors, Inc. REIT	200	12,544

	Number of Shares	Value

Financial (Continued)
Nationstar Mortgage Holdings, Inc.*	400	$13,984
Ocwen Financial Corp.*	514	18,026
OMEGA Healthcare Investors, Inc. REIT	510	18,814
Piper Jaffray Cos.*	400	17,612
Portfolio Recovery Associates, Inc.*	300	16,737
Prospect Capital Corp.	1,200	11,928
Prosperity Bancshares, Inc.	300	17,439
Prudential PLC (United Kingdom)	1,424	33,070
PS Business Parks, Inc. REIT	42	3,536
RLJ Lodging Trust REIT	600	16,626
Ryman Hospitality Properties, Inc. REIT	182	8,396
Sandy Spring Bancorp, Inc.	600	14,226
Simon Property Group, Inc. REIT	228	37,953
Sovran Self Storage, Inc. REIT	67	5,146
Standard Chartered PLC (United Kingdom)	1,336	30,064
Starwood Property Trust, Inc. REIT	842	20,536
Stifel Financial Corp.*	300	13,560
Strategic Hotels & Resorts, Inc. REIT*	1,100	11,990
Sumitomo Mitsui Financial Group, Inc. (Japan)	605	24,396
Sun Communities, Inc. REIT	200	9,684
Susquehanna Bancshares, Inc.	900	8,892
T. Rowe Price Group, Inc.	805	65,632
Travelers (The) Cos., Inc.	273	25,512
Two Harbors Investment Corp. REIT	1,870	19,691
U.S. Bancorp	1,384	58,391
UBS AG (Switzerland)*	2,002	40,196
United Community Banks, Inc.*	900	13,806
Universal Health Realty Income Trust REIT	300	12,987
Visa, Inc., Class A	579	124,387
Washington Prime Group, Inc. REIT*	114	2,267
Webster Financial Corp.	500	14,960
Wells Fargo & Co.	3,815	193,725
Westpac Banking Corp. (Australia)	1,761	56,410
Zurich Insurance Group AG (Switzerland)*	82	24,605

		3,186,004

Industrial — 5.4%
A.O. Smith Corp.	400	19,752
ABB Ltd. (Switzerland)*	1,209	28,716
Acuity Brands, Inc.	217	27,236
Airbus Group NV (France)	324	23,236
Barnes Group, Inc.	300	11,214
Boeing (The) Co.	563	76,145
Brady Corp., Class A	300	8,139
Bristow Group, Inc.	150	11,397
Caterpillar, Inc.	474	48,457
Chart Industries, Inc.*	114	8,195
Comfort Systems USA, Inc.	800	13,200
CSX Corp.	714	20,992
Darling Ingredients, Inc.*	471	9,415
Deutsche Post AG (Germany)	482	17,878
Eagle Materials, Inc.	200	17,394
East Japan Railway Co. (Japan)	114	8,696
Eaton Corp. PLC (Ireland)	354	26,086
EMCOR Group, Inc.	256	11,397
Emerson Electric Co.	519	34,632
EnerSys	205	14,153

See Notes to Financial Statements.	24

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2020 Target Date Fund (Continued)

May 31, 2014

	Number of Shares	Value

Industrial (Continued)
FANUC Corp. (Japan)	154	$26,201
Federal Signal Corp.	1,300	17,836
FEI Co.	187	15,605
Generac Holdings, Inc.	300	14,604
General Dynamics Corp.	254	30,002
General Electric Co.	7,335	196,504
Genesee & Wyoming, Inc., Class A*	230	22,391
Graphic Packaging Holding Co.*	1,470	16,155
Hexcel Corp.*	471	19,335
Hitachi Ltd. (Japan)	2,498	16,784
Ingersoll-Rand PLC (Ireland)	937	56,052
Jacobs Engineering Group, Inc.*	414	22,799
Koninklijke Philips NV (Netherlands)	508	16,045
Louisiana-Pacific Corp.*	600	8,520
Middleby (The) Corp.*	72	17,195
Moog, Inc., Class A*	200	14,412
Newport Corp.*	900	16,677
NL Industries, Inc.	1,200	10,584
Norfolk Southern Corp.	228	22,971
Old Dominion Freight Line, Inc.*	400	25,584
PHI, Inc.*	400	17,896
Rolls-Royce Holdings PLC (United Kingdom)*	1,028	17,921
Schneider Electric SA (France)	303	28,533
Siemens AG (Germany)	437	58,057
Stanley Black & Decker, Inc.	514	44,924
Union Pacific Corp.	341	67,950
United Parcel Service, Inc., Class B	714	74,170
United Technologies Corp.	642	74,613
Vinci SA (France)	259	19,171
Waste Management, Inc.	1,492	66,663
Watts Water Technologies, Inc., Class A	200	11,152
Woodward, Inc.	228	10,192

		1,513,828

Technology — 6.8%
3D Systems Corp.*	500	25,325
Activision Blizzard, Inc.	3,468	72,065
Apple, Inc.	676	427,908
ASML Holding NV (Netherlands)	181	15,534
Aspen Technology, Inc.*	400	17,196
athenahealth, Inc.*	114	14,468
CACI International, Inc., Class A*	32	2,285
Canon, Inc. (Japan)	567	18,592
Cognizant Technology Solutions Corp., Class A*	1,762	85,651
CommVault Systems, Inc.*	186	9,099
Computer Programs & Systems, Inc.	300	19,074
EMC Corp.	1,483	39,388
Fidelity National Information Services, Inc.	930	50,360
First Solar, Inc.*	500	30,890
Guidewire Software, Inc.*	300	11,331
InnerWorkings, Inc.*	1,200	9,036
Intel Corp.	3,784	103,379
International Business Machines Corp.	826	152,280
International Rectifier Corp.*	300	8,046
Mentor Graphics Corp.	477	10,108
Micron Technology, Inc.*	3,607	103,124

	Number of Shares	Value

Technology (Continued)
Microsemi Corp.*	400	$9,732
Microsoft Corp.	6,977	285,639
MKS Instruments, Inc.	186	5,366
Oracle Corp.	3,418	143,624
PDF Solutions, Inc.*	700	13,944
PTC, Inc.*	512	18,842
Qlik Technologies, Inc.*	351	7,620
QUALCOMM, Inc.	1,279	102,895
SAP AG (Germany)	533	40,804
SciQuest, Inc.*	600	10,158
SS&C Technologies Holdings, Inc.*	400	17,060
SYNNEX Corp.*	114	7,537
Syntel, Inc.*	114	9,223
Ultimate Software Group, Inc.*	142	18,052
Veeco Instruments, Inc.*	150	4,998

		1,920,633

Utilities — 0.9%
Centrica PLC (United Kingdom)	2,819	15,858
Cleco Corp.	186	9,678
Dominion Resources, Inc.	420	28,963
E.ON SE (Germany)	1,076	20,953
GDF Suez (France)	742	20,720
National Grid PLC (United Kingdom)	2,070	30,880
NextEra Energy, Inc.	311	30,279
Piedmont Natural Gas Co., Inc.	396	14,173
PPL Corp.	1,917	67,267
South Jersey Industries, Inc.	200	11,504

		250,275

TOTAL COMMON STOCKS (Cost $11,700,702)		15,080,658

PREFERRED STOCKS — 0.1%
Consumer, Cyclical — 0.1%
Volkswagen AG (Germany)	77	20,468

Industrial — 0.0% (b)
Rolls-Royce Holdings PLC, Class C (United Kingdom)*	137,752	231

TOTAL PREFERRED STOCKS (Cost $16,699)		20,699

RIGHTS — 0.0% (b)
Communications — 0.0% (b)
Leap Wireless International, Inc. CVR* (Cost $1,532)	628	1,532

	Principal Amount	Value
CORPORATE BONDS — 13.9%
Basic Materials — 0.5%
Eastman Chemical Co. 3.00%, 12/15/15	$62,000	64,068
PPG Industries, Inc. 1.90%, 1/15/16	64,000	65,248

		129,316

See Notes to Financial Statements.	25

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2020 Target Date Fund (Continued)

May 31, 2014

	Principal Amount	Value

Consumer, Cyclical — 0.3%
PACCAR Financial Corp., MTN 0.70%, 11/16/15	$78,000	$78,425

Consumer, Non-cyclical — 2.2%
Anheuser-Busch InBev Finance, Inc. (Belgium) 0.80%, 1/15/16	65,000	65,383
Anheuser-Busch InBev Worldwide, Inc. 4.125%, 1/15/15	14,000	14,324
Coca-Cola (The) Co. 1.50%, 11/15/15	141,000	143,353
Dr Pepper Snapple Group, Inc. 2.90%, 1/15/16	63,000	65,217
St Jude Medical, Inc. 2.50%, 1/15/16	64,000	65,905
WellPoint, Inc. 5.25%, 1/15/16	262,000	280,906

		635,088

Energy — 1.5%
Petrobras International Finance Co. (Brazil) 3.875%, 1/27/16	200,000	206,840
Total Capital International SA (France) 0.75%, 1/25/16	65,000	65,411
TransCanada Pipelines Ltd. (Canada) 0.75%, 1/15/16	144,000	144,664

		416,915

Financial — 7.2%
Bank of America Corp., MTN 1.25%, 1/11/16	79,000	79,649
Bank of Nova Scotia (Canada) 3.40%, 1/22/15	25,000	25,496
BB&T Corp. 5.20%, 12/23/15	119,000	127,096
Canadian Imperial Bank of Commerce (Canada) 2.35%, 12/11/15	202,000	208,076
Charles Schwab (The) Corp. 0.85%, 12/04/15	131,000	131,657
Citigroup, Inc. 4.587%, 12/15/15	268,000	283,564
Fifth Third Bancorp 3.625%, 1/25/16	122,000	127,726
General Electric Capital Corp., MTN 1.00%, 1/08/16	288,000	290,361
Morgan Stanley, Series G, MTN 4.10%, 1/26/15	30,000	30,668
ORIX Corp. (Japan) 5.00%, 1/12/16	61,000	64,762
PNC Funding Corp. 5.25%, 11/15/15	357,000	380,009
Ventas Realty LP / Ventas Capital Corp. 3.125%, 11/30/15	62,000	64,267
Westpac Banking Corp. (Australia) 3.00%, 12/09/15	205,000	212,871

		2,026,202

Government — 0.2%
Corp. Andina de Fomento (Supranational) 3.75%, 1/15/16	69,000	71,896

	Principal Amount	Value

Industrial — 0.1%
United Technologies Corp. 4.875%, 5/01/15	$19,000	$19,800

Technology — 1.4%
Oracle Corp. 5.25%, 1/15/16	378,000	407,314

Utilities — 0.5%
LG&E and Ku Energy LLC 2.125%, 11/15/15	140,000	142,231

TOTAL CORPORATE BONDS (Cost $3,902,916)		3,927,187

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS — 31.9%
Federal National Mortgage Association — 2.3%
5.00%, 4/15/15	622,000	648,617

United States Treasury Bonds/Notes — 29.6%
4.00%, 2/15/15	621,500	638,653
2.375%, 2/28/15	641,800	652,731
0.375%, 3/15/15	297,800	298,486
2.50%, 3/31/15	684,800	698,482
2.125%, 5/31/15	968,800	988,176
1.875%, 6/30/15	1,268,000	1,292,022
4.25%, 8/15/15	1,782,700	1,870,791
1.25%, 9/30/15	1,261,700	1,279,862
2.00%, 1/31/16	611,000	628,709

		8,347,912

TOTAL UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (Cost $8,975,189)		8,996,529

TOTAL INVESTMENTS — 99.4% (Cost $24,597,038)		$28,026,605
Other assets less liabilities — 0.6%		178,749

NET ASSETS — 100.0%		$28,205,354

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

CVR – Contingent Value Rights.

* Non-income producing security.

(a) Affiliated issuer. This security is owned in proportion with its representation in the index.

(b) Less than 0.1%.

See Notes to Financial Statements.	26

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2030 Target Date Fund

May 31, 2014

	Number of Shares	Value

COMMON STOCKS — 76.0%
Basic Materials — 3.8%
Air Liquide SA (France)	361	$52,581
Air Products & Chemicals, Inc.	1,349	161,839
Axiall Corp.	600	27,726
BASF SE (Germany)	1,042	119,982
BHP Billiton Ltd. (Australia)	3,552	122,342
BHP Billiton PLC (United Kingdom)	2,275	71,233
Dow Chemical (The) Co.	1,757	91,575
E.I. du Pont de Nemours & Co.	1,337	92,667
Freeport-McMoRan Copper & Gold, Inc.	1,432	48,760
Glencore PLC (Switzerland)*	12,207	66,162
H.B. Fuller Co.	396	18,941
Horsehead Holding Corp.*	2,164	35,879
KapStone Paper and Packaging Corp.*	800	23,240
Linde AG (Germany)	212	44,288
Materion Corp.	799	27,238
Monsanto Co.	788	96,018
Newmont Mining Corp.	3,557	81,420
PolyOne Corp.	799	32,064
Rio Tinto PLC (United Kingdom)	1,430	73,275
Sensient Technologies Corp.	396	21,701
Sherwin-Williams (The) Co.	714	146,091
Syngenta AG (Switzerland)	106	40,778
Wausau Paper Corp.	1,900	20,216

		1,516,016

Communications — 8.0%
ADTRAN, Inc.	499	11,197
Amazon.com, Inc.*	652	203,783
Anixter International, Inc.	316	32,548
ARRIS Group, Inc.*	1,293	42,811
AT&T, Inc.	8,336	295,678
Bankrate, Inc.*	890	13,483
BT Group PLC (United Kingdom)	8,650	57,561
Cisco Systems, Inc.	7,958	195,926
Comcast Corp., Class A	3,900	203,580
Consolidated Communications Holdings, Inc.	491	10,026
Deutsche Telekom AG (Germany)	3,277	55,057
Dice Holdings, Inc.*	2,300	16,238
DigitalGlobe, Inc.*	700	21,252
Discovery Communications, Inc., Class A*	1,479	113,824
Entravision Communications Corp., Class A	3,300	17,688
Facebook, Inc., Class A*	2,664	168,631
Finisar Corp.*	792	18,810
Google, Inc., Class A*	1,009	576,795
Harte-Hanks, Inc.	2,199	15,635
News Corp., Class A*	7,398	126,210
Nielsen NV (Netherlands)	2,625	126,682
SoftBank Corp. (Japan)	1,013	73,089
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,461	43,366
Telefonica SA (Spain)	4,934	82,795
Thomson Reuters Corp. (Canada)	1,240	42,988
Verizon Communications, Inc.	5,847	292,116
ViaSat, Inc.*	433	23,482
Vodafone Group PLC (United Kingdom)	30,510	107,140
Walt Disney (The) Co.	2,687	225,735

		3,214,126

	Number of Shares	Value

Consumer, Cyclical — 6.6%
adidas AG (Germany)	242	$25,975
Alaska Air Group, Inc.	600	59,076
Bayerische Motoren Werke AG (Germany)	380	47,703
Bloomin’ Brands, Inc.*	1,100	22,924
Bob Evans Farms, Inc.	300	13,401
Brunswick Corp.	900	38,790
Cabela’s, Inc.*	700	42,861
Cie Financiere Richemont SA (Switzerland)	586	61,741
Columbia Sportswear Co.	343	28,665
Compass Group PLC (United Kingdom)	2,147	35,826
Cooper Tire & Rubber Co.	600	16,698
CVS Caremark Corp.	1,819	142,464
Daimler AG (Germany)	1,003	95,297
Dana Holding Corp.	1,399	30,974
Domino’s Pizza, Inc.	499	36,153
Ford Motor Co.	5,779	95,007
Fred’s, Inc., Class A	1,400	21,378
General Motors Co.	1,971	68,157
Genesco, Inc.*	200	14,978
Group 1 Automotive, Inc.	200	16,100
Hennes & Mauritz AB, Class B (Sweden)	1,026	43,358
Home Depot (The), Inc.	2,236	179,394
Honda Motor Co. Ltd. (Japan)	1,822	63,770
HSN, Inc.	499	27,754
Iconix Brand Group, Inc.*	499	20,928
Inditex SA (Spain)	250	36,294
Kate Spade & Co.*	1,145	41,689
Life Time Fitness, Inc.*	396	21,067
Lions Gate Entertainment Corp. (Canada)	1,189	31,069
LVMH Moet Hennessy Louis Vuitton SA (France)	286	56,901
M/I Homes, Inc.*	1,000	22,810
Marriott Vacations Worldwide Corp.*	300	16,995
Men’s Wearhouse (The), Inc.	495	24,641
Mitsubishi Corp. (Japan)	1,461	28,832
Mobile Mini, Inc.	400	17,420
NIKE, Inc., Class B	1,404	107,982
Nissan Motor Co. Ltd. (Japan)	2,576	23,255
Owens & Minor, Inc.	600	20,808
Republic Airways Holdings, Inc.*	1,799	18,925
Restoration Hardware Holdings, Inc.*	400	26,592
Ruby Tuesday, Inc.*	2,678	21,076
Six Flags Entertainment Corp.	891	36,050
Target Corp.	949	53,865
Toyota Motor Corp. (Japan)	2,994	169,435
UniFirst Corp.	200	19,790
W.W. Grainger, Inc.	449	116,008
Walgreen Co.	1,316	94,634
Wal-Mart Stores, Inc.	4,955	380,395
Wolverine World Wide, Inc.	999	25,844

		2,661,749

Consumer, Non-cyclical — 15.7%
ABM Industries, Inc.	499	13,608
Align Technology, Inc.*	693	37,845
Alkermes PLC (Ireland)*	1,334	61,110
Amgen, Inc.	1,040	120,630

See Notes to Financial Statements.	27

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2030 Target Date Fund (Continued)

May 31, 2014

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
AmSurg Corp.*	296	$13,403
Anheuser-Busch InBev NV (Belgium)	932	102,285
Array BioPharma, Inc.*	3,899	16,376
AstraZeneca PLC (United Kingdom)	1,411	101,309
Avis Budget Group, Inc.*	900	51,507
Bayer AG (Germany)	936	135,375
Becton Dickinson and Co.	1,309	154,069
Boston Beer (The) Co., Inc., Class A*	124	26,587
Brink’s (The) Co.	400	10,680
British American Tobacco PLC (United Kingdom)	2,226	134,342
Cardinal Health, Inc.	2,191	154,750
Centene Corp.*	557	41,508
Coca-Cola Bottling Co. Consolidated	400	30,104
Coca-Cola (The) Co.	6,813	278,720
Convergys Corp.	991	21,624
CoStar Group, Inc.*	298	47,248
CSL Ltd. (Australia)	567	37,249
Cubist Pharmaceuticals, Inc.*	600	39,960
Danone (France)	671	49,969
Diageo PLC (United Kingdom)	2,777	89,325
Euronet Worldwide, Inc.*	400	18,856
FTI Consulting, Inc.*	296	9,552
Gilead Sciences, Inc.*	2,000	162,420
GlaxoSmithKline PLC (United Kingdom)	5,607	150,469
Hain Celestial Group (The), Inc.*	397	36,016
Hanger, Inc.*	298	9,053
Humana, Inc.	986	122,718
Impax Laboratories, Inc.*	600	16,656
Isis Pharmaceuticals, Inc.*	900	26,298
Japan Tobacco, Inc. (Japan)	1,300	43,980
Jazz Pharmaceuticals PLC (Ireland)*	600	85,116
JM Smucker (The) Co.	718	73,667
Johnson & Johnson	4,035	409,391
Live Nation Entertainment, Inc.*	1,756	41,652
L’Oreal SA (France)	266	46,413
Magellan Health Services, Inc.*	224	13,639
MasterCard, Inc., Class A	1,820	139,139
Merck & Co., Inc.	4,544	262,916
Molina Healthcare, Inc.*	396	17,064
Mondelez International, Inc., Class A	2,580	97,060
Monster Worldwide, Inc.*	4,099	23,200
Nestle SA (Switzerland)	3,672	288,060
Novartis AG (Switzerland)	2,616	234,578
Novo Nordisk A/S, Class B (Denmark)	2,310	97,796
NuVasive, Inc.*	400	13,336
Orexigen Therapeutics, Inc.*	3,599	23,249
Performant Financial Corp.*	2,099	19,919
Pfizer, Inc.	10,684	316,567
Pharmacyclics, Inc.*	536	47,613
Pilgrim’s Pride Corp.*	2,670	67,925
Procter & Gamble (The) Co.	4,033	325,826
Raptor Pharmaceutical Corp.*	2,000	16,360
Reckitt Benckiser Group PLC (United Kingdom)	771	65,910
Roche Holding AG (Switzerland)	818	240,696
SABMiller PLC (United Kingdom)	1,113	61,770

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Sanofi (France)	1,440	$153,974
Seaboard Corp.*	16	43,118
Seattle Genetics, Inc.*	917	30,600
Select Medical Holdings Corp.	1,387	21,013
Snyder’s-Lance, Inc.	600	16,308
Sotheby’s	600	23,688
Spectrum Brands Holdings, Inc.	496	38,623
Takeda Pharmaceutical Co. Ltd. (Japan)	837	37,879
Tesco PLC (United Kingdom)	8,807	44,811
Teva Pharmaceutical Industries Ltd. (Israel)	995	49,864
Theravance, Inc.*	900	25,785
TreeHouse Foods, Inc.*	362	27,132
Unilever NV (Netherlands)	1,852	80,180
Unilever PLC (United Kingdom)	1,460	65,586
UnitedHealth Group, Inc.	1,468	116,897
WellCare Health Plans, Inc.*	400	30,980
WEX, Inc.*	400	38,516
Whole Foods Market, Inc.	2,367	90,514
Wright Medical Group, Inc.*	396	12,038

		6,341,969

Diversified — 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	2,574	34,528

Energy — 7.2%
Apache Corp.	627	58,449
BG Group PLC (United Kingdom)	3,849	78,775
BP PLC (United Kingdom)	21,836	184,105
Cameron International Corp.*	1,638	104,750
Chevron Corp.	2,881	353,758
Continental Resources, Inc.*	1,178	165,344
CVR Energy, Inc.	995	46,825
Dril-Quip, Inc.*	371	37,924
Eni S.p.A (Italy)	2,863	72,942
Exxon Mobil Corp.	6,565	659,979
Gulfport Energy Corp.*	700	43,071
Helix Energy Solutions Group, Inc.*	893	20,878
Oasis Petroleum, Inc.*	792	39,204
Pioneer Natural Resources Co.	195	40,981
Royal Dutch Shell PLC, Class A (United Kingdom)	4,172	163,988
Schlumberger Ltd. (Netherland Antilles)	1,821	189,457
SolarCity Corp.*	700	36,750
Southwestern Energy Co.*	2,271	103,262
Statoil ASA (Norway)	1,238	37,940
Targa Resources Corp.	397	45,639
Total SA (France)	2,390	167,719
Valero Energy Corp.	3,701	207,441
Woodside Petroleum Ltd. (Australia)	732	28,728

		2,887,909

Financial — 15.8%
AIA Group Ltd. (Hong Kong)	13,157	65,930
Allianz SE (Germany)	508	86,145
American Express Co.	1,725	157,837
American International Group, Inc.	2,266	122,523
American Tower Corp. REIT	603	54,047
AmTrust Financial Services, Inc.	660	28,182

See Notes to Financial Statements.	28

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2030 Target Date Fund (Continued)

May 31, 2014

	Number of Shares	Value

Financial (Continued)
Australia & New Zealand Banking Group Ltd. (Australia)	3,156	$98,364
AXA SA (France)	1,960	48,386
Banco Bilbao Vizcaya Argentaria SA (Spain)	6,755	86,593
Banco Santander SA (Spain)	12,300	126,154
Bancorp (The), Inc.*	1,400	21,980
Bank of America Corp.	14,606	221,135
Barclays PLC (United Kingdom)	15,972	66,127
Berkshire Hathaway, Inc., Class B*	3,594	461,254
BNP Paribas SA (France)	1,139	79,759
Boston Properties, Inc. REIT	1,009	121,766
Charles Schwab (The) Corp.	2,022	50,975
Citigroup, Inc.	4,318	205,407
CNO Financial Group, Inc.	2,050	33,066
Commonwealth Bank of Australia (Australia)	1,826	138,651
Community Trust Bancorp, Inc.	660	22,651
Credit Acceptance Corp.*	212	27,687
Credit Suisse Group AG (Switzerland)*	1,584	47,087
Deutsche Bank AG (Germany) (a)	1,195	48,405
DFC Global Corp.*	1,499	14,046
Dime Community Bancshares, Inc.	1,300	19,656
Dynex Capital, Inc. REIT	2,199	19,021
EastGroup Properties, Inc. REIT	300	19,098
EPR Properties REIT	400	21,568
Equity One, Inc. REIT	1,082	24,843
Financial Engines, Inc.	400	16,280
First American Financial Corp.	1,059	29,673
First Financial Bankshares, Inc.	300	17,844
FirstMerit Corp.	1,400	26,138
General Growth Properties, Inc. REIT	6,250	148,937
Geo Group (The), Inc. REIT	701	23,841
Glimcher Realty Trust REIT	1,199	13,213
Goldman Sachs Group (The), Inc.	674	107,712
Hancock Holding Co.	694	23,443
Hanmi Financial Corp.	1,300	27,703
Health Care REIT, Inc.	1,890	119,505
Healthcare Realty Trust, Inc. REIT	799	19,919
Higher One Holdings, Inc.*	2,000	7,520
Highwoods Properties, Inc. REIT	746	30,273
HSBC Holdings PLC (United Kingdom)	19,912	210,004
ING Groep NV (Netherlands)*	4,347	60,886
Investors Bancorp, Inc.	5,613	60,620
JPMorgan Chase & Co.	5,501	305,691
Kite Realty Group Trust REIT	3,699	22,971
LaSalle Hotel Properties REIT	951	31,373
Lexington Realty Trust REIT	1,700	19,295
Lloyds Banking Group PLC (United Kingdom)*	48,710	63,571
MarketAxess Holdings, Inc.	336	17,926
MetLife, Inc.	1,693	86,224
Mitsubishi Estate Co. Ltd. (Japan)	1,300	31,555
Mitsubishi UFJ Financial Group, Inc. (Japan)	13,370	75,256
Mizuho Financial Group, Inc. (Japan)	24,126	46,925
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	205	45,438
National Australia Bank Ltd. (Australia)	2,703	84,246
National Health Investors, Inc. REIT	300	18,816
Nationstar Mortgage Holdings, Inc.*	700	24,472

	Number of Shares	Value

Financial (Continued)
Ocwen Financial Corp.*	1,190	$41,733
OMEGA Healthcare Investors, Inc. REIT	1,065	39,288
Piper Jaffray Cos.*	814	35,840
Portfolio Recovery Associates, Inc.*	600	33,474
Prospect Capital Corp.	2,099	20,864
Prosperity Bancshares, Inc.	499	29,007
Prudential PLC (United Kingdom)	2,873	66,722
PS Business Parks, Inc. REIT	198	16,670
RLJ Lodging Trust REIT	1,000	27,710
Ryman Hospitality Properties, Inc. REIT	461	21,266
Sandy Spring Bancorp, Inc.	900	21,339
Simon Property Group, Inc. REIT	461	76,738
Sovran Self Storage, Inc. REIT	298	22,886
Standard Chartered PLC (United Kingdom)	2,726	61,343
Starwood Property Trust, Inc. REIT	1,593	38,853
Stifel Financial Corp.*	600	27,120
Strategic Hotels & Resorts, Inc. REIT*	1,799	19,609
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,428	57,583
Sun Communities, Inc. REIT	300	14,526
Susquehanna Bancshares, Inc.	1,600	15,808
T. Rowe Price Group, Inc.	1,677	136,726
Travelers (The) Cos., Inc.	574	53,640
Two Harbors Investment Corp. REIT	3,483	36,676
U.S. Bancorp	2,824	119,145
UBS AG (Switzerland)*	4,172	83,766
United Community Banks, Inc.*	1,600	24,544
Universal Health Realty Income Trust REIT	499	21,602
Visa, Inc., Class A	1,187	255,003
Washington Prime Group, Inc. REIT*	231	4,585
Webster Financial Corp.	799	23,906
Wells Fargo & Co.	7,701	391,057
Westpac Banking Corp. (Australia)	3,526	112,948
Zurich Insurance Group AG (Switzerland)*	167	50,109

		6,357,699

Industrial — 7.7%
A.O. Smith Corp.	767	37,874
ABB Ltd. (Switzerland)*	2,462	58,478
Acuity Brands, Inc.	342	42,924
Airbus Group NV (France)	663	47,548
Barnes Group, Inc.	499	18,653
Boeing (The) Co.	1,145	154,861
Brady Corp., Class A	499	13,538
Bristow Group, Inc.	296	22,490
Caterpillar, Inc.	981	100,288
Chart Industries, Inc.*	298	21,423
Comfort Systems USA, Inc.	1,400	23,100
CSX Corp.	1,553	45,658
Darling Ingredients, Inc.*	993	19,850
Deutsche Post AG (Germany)	965	35,793
Eagle Materials, Inc.	499	43,398
East Japan Railway Co. (Japan)	396	30,206
Eaton Corp. PLC (Ireland)	683	50,330
EMCOR Group, Inc.	595	26,489
Emerson Electric Co.	1,077	71,868
EnerSys	519	35,832
FANUC Corp. (Japan)	243	41,343

See Notes to Financial Statements.	29

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2030 Target Date Fund (Continued)

May 31, 2014

	Number of Shares	Value

Industrial (Continued)
Federal Signal Corp.	2,495	$34,231
FEI Co.	397	33,130
Generac Holdings, Inc.	700	34,076
General Dynamics Corp.	527	62,249
General Electric Co.	15,086	404,154
Genesee & Wyoming, Inc., Class A*	533	51,888
Graphic Packaging Holding Co.*	3,172	34,860
Hexcel Corp.*	893	36,658
Hitachi Ltd. (Japan)	5,485	36,854
Ingersoll-Rand PLC (Ireland)	1,759	105,223
Jacobs Engineering Group, Inc.*	924	50,885
Koninklijke Philips NV (Netherlands)	1,042	32,911
Louisiana-Pacific Corp.*	1,100	15,620
Middleby (The) Corp.*	169	40,361
Moog, Inc., Class A*	400	28,824
Newport Corp.*	1,716	31,797
NL Industries, Inc.	2,099	18,513
Norfolk Southern Corp.	512	51,584
Old Dominion Freight Line, Inc.*	799	51,104
PHI, Inc.*	600	26,844
Rolls-Royce Holdings PLC (United Kingdom)*	2,123	37,009
Schneider Electric SA (France)	617	58,101
Siemens AG (Germany)	901	119,701
Stanley Black & Decker, Inc.	1,079	94,305
Union Pacific Corp.	707	140,884
United Parcel Service, Inc., Class B	1,454	151,042
United Technologies Corp.	1,328	154,340
Vinci SA (France)	517	38,268
Waste Management, Inc.	3,113	139,089
Watts Water Technologies, Inc., Class A	300	16,728
Woodward, Inc.	595	26,597

		3,099,774

Technology — 9.8%
3D Systems Corp.*	883	44,724
Activision Blizzard, Inc.	7,208	149,782
Apple, Inc.	1,357	858,981
ASML Holding NV (Netherlands)	366	31,412
Aspen Technology, Inc.*	792	34,048
athenahealth, Inc.*	296	37,565
CACI International, Inc., Class A*	223	15,922
Canon, Inc. (Japan)	1,225	40,168
Cognizant Technology Solutions Corp., Class A*	3,483	169,309
CommVault Systems, Inc.*	396	19,372
Computer Programs & Systems, Inc.	481	30,582
EMC Corp.	3,034	80,583
Fidelity National Information Services, Inc.	1,938	104,943
First Solar, Inc.*	916	56,590
Guidewire Software, Inc.*	499	18,847
InnerWorkings, Inc.*	2,000	15,060
Intel Corp.	8,205	224,161
International Business Machines Corp.	1,721	317,284
International Rectifier Corp.*	499	13,383
Mentor Graphics Corp.	1,091	23,118
Micron Technology, Inc.*	7,404	211,680
Microsemi Corp.*	769	18,710

	Number of Shares	Value

Technology (Continued)
Microsoft Corp.	14,370	$588,308
MKS Instruments, Inc.	496	14,310
Oracle Corp.	7,162	300,947
PDF Solutions, Inc.*	1,100	21,912
PTC, Inc.*	1,044	38,419
Qlik Technologies, Inc.*	778	16,890
QUALCOMM, Inc.	2,670	214,802
SAP AG (Germany)	1,131	86,584
SciQuest, Inc.*	900	15,237
SS&C Technologies Holdings, Inc.*	700	29,855
SYNNEX Corp.*	296	19,569
Syntel, Inc.*	397	32,117
Ultimate Software Group, Inc.*	249	31,655
Veeco Instruments, Inc.*	296	9,863

		3,936,692

Utilities — 1.3%
Centrica PLC (United Kingdom)	5,793	32,587
Cleco Corp.	577	30,021
Dominion Resources, Inc.	852	58,754
E.ON SE (Germany)	2,105	40,990
GDF Suez (France)	1,517	42,361
National Grid PLC (United Kingdom)	4,219	62,940
NextEra Energy, Inc.	642	62,505
Piedmont Natural Gas Co., Inc.	715	25,590
PPL Corp.	3,942	138,325
South Jersey Industries, Inc.	300	17,256

		511,329

TOTAL COMMON STOCKS (Cost $25,082,458)		30,561,791

PREFERRED STOCKS — 0.1%
Consumer, Cyclical — 0.1%
Volkswagen AG (Germany)	155	41,202

Industrial — 0.0% (b)
Rolls-Royce Holdings PLC, Class C (United Kingdom)*	284,482	477

TOTAL PREFERRED STOCKS (Cost $34,989)		41,679

RIGHTS — 0.0% (b)
Communications — 0.0% (b)
Leap Wireless International, Inc. CVR* (Cost $3,501)	1,435	3,501

	Principal Amount	Value
CORPORATE BONDS — 21.5%
Basic Materials — 0.7%
BHP Billiton Finance USA Ltd. (Australia) 4.125%, 2/24/42	$98,000	95,575
Ecolab, Inc. 5.50%, 12/08/41	74,000	87,869
International Paper Co. 6.00%, 11/15/41	35,000	42,229

See Notes to Financial Statements.	30

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2030 Target Date Fund (Continued)

May 31, 2014

	Principal Amount	Value

Basic Materials (Continued)
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/02/40	$35,000	$38,429

		264,102

Communications — 2.4%
AT&T, Inc. 5.35%, 9/01/40	180,000	197,583
5.55%, 8/15/41	233,000	264,068
Cisco Systems, Inc. 5.90%, 2/15/39	154,000	187,828
Corning, Inc. 4.75%, 3/15/42	38,000	40,640
Discovery Communications LLC 4.95%, 5/15/42	77,000	78,670
Verizon Communications, Inc. 6.00%, 4/01/41	62,000	73,490
Viacom, Inc. 4.50%, 2/27/42	81,000	77,555
Walt Disney (The) Co., Series E 4.125%, 12/01/41	38,000	37,982

		957,816

Consumer, Cyclical — 1.1%
Home Depot, Inc. 5.95%, 4/01/41	100,000	126,147
Lowe’s Cos., Inc. 5.125%, 11/15/41	187,000	211,664
McDonald’s Corp., MTN 3.70%, 2/15/42	119,000	109,713

		447,524

Consumer, Non-cyclical — 3.9%
Amgen, Inc. 5.65%, 6/15/42	302,000	351,328
Archer-Daniels-Midland Co. 5.765%, 3/01/41	114,000	141,898
Cigna Corp. 5.375%, 2/15/42	92,000	105,692
Diageo Investment Corp. 4.25%, 5/11/42	82,000	81,759
Express Scripts Holding Co. 6.125%, 11/15/41	70,000	84,946
General Mills, Inc. 5.40%, 6/15/40	35,000	39,990
Gilead Sciences, Inc. 5.65%, 12/01/41	128,000	151,815
Kimberly-Clark Corp. 5.30%, 3/01/41	72,000	85,714
Kraft Foods Group, Inc. 5.00%, 6/04/42	81,000	86,632
Medtronic, Inc. 4.50%, 3/15/42	118,000	122,188
PepsiCo, Inc. 4.00%, 3/05/42	77,000	74,758
Philip Morris International, Inc. 4.50%, 3/20/42	119,000	122,090
UnitedHealth Group, Inc. 4.625%, 11/15/41	59,000	62,061

	Principal Amount	Value

Consumer, Non-cyclical (Continued)
WellPoint, Inc. 4.625%, 5/15/42	$62,000	$63,344

		1,574,215

Energy — 2.3%
Baker Hughes, Inc. 5.125%, 9/15/40	78,000	89,168
Devon Energy Corp. 4.75%, 5/15/42	201,000	207,968
Halliburton Co. 4.50%, 11/15/41	38,000	40,094
Phillips 66 5.875%, 5/01/42	61,000	74,499
Plains All American Pipeline LP / PAA Finance Corp. 5.15%, 6/01/42	30,000	32,818
Shell International Finance BV (Netherlands) 6.375%, 12/15/38	210,000	279,206
Statoil ASA (Norway) 5.10%, 8/17/40	65,000	74,600
TransCanada Pipelines Ltd. (Canada) 6.10%, 6/01/40	117,000	146,395

		944,748

Financial — 3.4%
Bank of America Corp., MTN 5.875%, 2/07/42	65,000	77,687
Berkshire Hathaway Finance Corp. 4.40%, 5/15/42	65,000	65,966
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN (Netherlands) 5.25%, 5/24/41	114,000	128,669
HSBC Holdings PLC (United Kingdom) 6.10%, 1/14/42	162,000	205,825
JPMorgan Chase & Co. 5.60%, 7/15/41	176,000	205,896
MetLife, Inc. 5.875%, 2/06/41	175,000	215,660
Prudential Financial, Inc., MTN 5.80%, 11/16/41	109,000	131,049
Simon Property Group LP 4.75%, 3/15/42	95,000	102,817
Travelers (The) Cos., Inc. 5.35%, 11/01/40	192,000	226,069

		1,359,638

Government — 0.3%
Inter-American Development Bank, Series G, MTN (Supranational) 3.875%, 10/28/41	116,000	117,578

Industrial — 2.4%
Caterpillar, Inc. 5.20%, 5/27/41	100,000	114,320
Deere & Co. 3.90%, 6/09/42	99,000	94,956
Dover Corp. 5.375%, 3/01/41	35,000	41,079

See Notes to Financial Statements.	31

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2030 Target Date Fund (Continued)

May 31, 2014

	Principal Amount	Value

Industrial (Continued)
Illinois Tool Works, Inc. 4.875%, 9/15/41	$64,000	$69,623
Koninklijke Philips NV (Netherlands) 5.00%, 3/15/42	38,000	42,234
Norfolk Southern Corp. 4.837%, 10/01/41	172,000	184,789
7.90%, 5/15/97	19,000	28,736
Sonoco Products Co. 5.75%, 11/01/40	70,000	81,308
Stanley Black & Decker, Inc. 5.20%, 9/01/40	119,000	133,564
Union Pacific Corp. 4.75%, 9/15/41	60,000	65,702
United Technologies Corp. 4.50%, 6/01/42	97,000	101,470

		957,781

Technology — 0.9%
Applied Materials, Inc. 5.85%, 6/15/41	35,000	41,376
Intel Corp. 4.80%, 10/01/41	78,000	83,863
Microsoft Corp. 4.50%, 10/01/40	40,000	42,241
Oracle Corp. 5.375%, 7/15/40	175,000	205,317

		372,797

Utilities — 4.1%
AGL Capital Corp. 5.875%, 3/15/41	65,000	80,848
Alabama Power Co., Series 11-C 5.20%, 6/01/41	45,000	52,808
Arizona Public Service Co. 5.05%, 9/01/41	62,000	70,413
Atmos Energy Corp. 5.50%, 6/15/41	78,000	93,893
Florida Power & Light Co. 4.125%, 2/01/42	166,000	168,665
Georgia Power Co. 4.30%, 3/15/42	192,000	193,924
Kansas City Power & Light Co. 5.30%, 10/01/41	136,000	153,050
Nevada Power Co. 5.45%, 5/15/41	59,000	71,611
Oklahoma Gas & Electric Co. 5.25%, 5/15/41	62,000	71,041
Puget Sound Energy, Inc. 4.434%, 11/15/41	97,000	102,837
San Diego Gas & Electric Co. 3.95%, 11/15/41	74,000	72,925
Southern California Edison Co. 6.05%, 3/15/39	252,000	324,370
Southern California Gas Co. 5.125%, 11/15/40	77,000	89,972

	Principal Amount	Value

Utilities (Continued)
Southern Power Co. 5.15%, 9/15/41	$105,000	$116,043

		1,662,400

TOTAL CORPORATE BONDS (Cost $8,825,133)		8,658,599

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS — 1.9%
United States Treasury Bonds/Notes — 1.9%
4.50%, 2/15/36	189,000	230,816
4.50%, 8/15/39	72,800	89,248
4.375%, 11/15/39	39,700	47,820
4.625%, 2/15/40	108,400	135,568
4.375%, 5/15/41	209,300	252,926

		756,378

TOTAL UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (Cost $738,426)		756,378

TOTAL INVESTMENTS — 99.5% (Cost $34,684,506)		$40,021,948
Other assets less liabilities — 0.5%		211,410

NET ASSETS — 100.0%		$40,233,358

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

CVR – Contingent Value Rights.

* Non-income producing security.

(a) Affiliated issuer. This security is owned in proportion with its representation in the index.

(b) Less than 0.1%.

See Notes to Financial Statements.	32

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2040 Target Date Fund

May 31, 2014

	Number of Shares	Value

COMMON STOCKS — 92.6%
Basic Materials — 4.6%
Air Liquide SA (France)	376	$54,766
Air Products & Chemicals, Inc.	1,414	169,637
Axiall Corp.	700	32,347
BASF SE (Germany)	1,095	126,085
BHP Billiton Ltd. (Australia)	3,694	127,233
BHP Billiton PLC (United Kingdom)	2,375	74,364
Dow Chemical (The) Co.	1,822	94,963
E.I. du Pont de Nemours & Co.	1,375	95,301
Freeport-McMoRan Copper & Gold, Inc.	1,516	51,620
Glencore PLC (Switzerland)*	12,724	68,964
H.B. Fuller Co.	414	19,802
Horsehead Holding Corp.*	2,300	38,134
KapStone Paper and Packaging Corp.*	1,000	29,050
Linde AG (Germany)	227	47,421
Materion Corp.	900	30,681
Monsanto Co.	834	101,623
Newmont Mining Corp.	3,758	86,021
PolyOne Corp.	1,000	40,130
Rio Tinto PLC (United Kingdom)	1,473	75,478
Sensient Technologies Corp.	496	27,181
Sherwin-Williams (The) Co.	759	155,299
Syngenta AG (Switzerland)	111	42,702
Wausau Paper Corp.	2,300	24,472

		1,613,274

Communications — 9.7%
ADTRAN, Inc.	600	13,464
Amazon.com, Inc.*	670	209,409
Anixter International, Inc.	308	31,724
ARRIS Group, Inc.*	1,314	43,507
AT&T, Inc.	8,882	315,044
Bankrate, Inc.*	900	13,635
BT Group PLC (United Kingdom)	9,079	60,416
Cisco Systems, Inc.	8,225	202,499
Comcast Corp., Class A	4,082	213,080
Consolidated Communications Holdings, Inc.	357	7,290
Deutsche Telekom AG (Germany)	3,506	58,904
Dice Holdings, Inc.*	2,800	19,768
DigitalGlobe, Inc.*	800	24,288
Discovery Communications, Inc., Class A*	1,594	122,674
Entravision Communications Corp., Class A	4,000	21,440
Facebook, Inc., Class A*	2,766	175,088
Finisar Corp.*	814	19,333
Google, Inc., Class A*	1,071	612,237
Harte-Hanks, Inc.	2,700	19,197
News Corp., Class A*	7,800	133,068
Nielsen NV (Netherlands)	2,736	132,039
SoftBank Corp. (Japan)	1,014	73,161
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,576	44,807
Telefonica SA (Spain)	5,168	86,722
Thomson Reuters Corp. (Canada)	1,285	44,548
Verizon Communications, Inc.	6,275	313,499
ViaSat, Inc.*	528	28,633
Vodafone Group PLC (United Kingdom)	32,157	112,924

	Number of Shares	Value

Communications (Continued)
Walt Disney (The) Co.	2,835	$238,169

		3,390,567

Consumer, Cyclical — 8.1%
adidas AG (Germany)	253	27,156
Alaska Air Group, Inc.	600	59,076
Bayerische Motoren Werke AG (Germany)	393	49,335
Bloomin’ Brands, Inc.*	1,400	29,176
Bob Evans Farms, Inc.	300	13,401
Brunswick Corp.	900	38,790
Cabela’s, Inc.*	700	42,861
Cie Financiere Richemont SA (Switzerland)	610	64,270
Columbia Sportswear Co.	334	27,912
Compass Group PLC (United Kingdom)	2,256	37,645
Cooper Tire & Rubber Co.	700	19,481
CVS Caremark Corp.	1,874	146,772
Daimler AG (Germany)	1,047	99,478
Dana Holding Corp.	1,399	30,974
Domino’s Pizza, Inc.	600	43,469
Ford Motor Co.	5,907	97,111
Fred’s, Inc., Class A	1,700	25,959
General Motors Co.	2,056	71,096
Genesco, Inc.*	300	22,467
Group 1 Automotive, Inc.	300	24,150
Hennes & Mauritz AB, Class B (Sweden)	1,092	46,147
Home Depot (The), Inc.	2,384	191,268
Honda Motor Co. Ltd. (Japan)	1,898	66,430
HSN, Inc.	500	27,810
Iconix Brand Group, Inc.*	600	25,164
Inditex SA (Spain)	264	38,327
Kate Spade & Co.*	1,200	43,692
Life Time Fitness, Inc.*	328	17,450
Lions Gate Entertainment Corp. (Canada)	1,142	29,840
LVMH Moet Hennessy Louis Vuitton SA (France)	297	59,089
M/I Homes, Inc.*	1,200	27,372
Marriott Vacations Worldwide Corp.*	400	22,660
Men’s Wearhouse (The), Inc.	527	26,234
Mitsubishi Corp. (Japan)	1,493	29,464
Mobile Mini, Inc.	500	21,775
NIKE, Inc., Class B	1,462	112,442
Nissan Motor Co. Ltd. (Japan)	2,670	24,103
Owens & Minor, Inc.	700	24,276
Republic Airways Holdings, Inc.*	2,200	23,144
Restoration Hardware Holdings, Inc.*	500	33,240
Ruby Tuesday, Inc.*	2,756	21,690
Six Flags Entertainment Corp.	928	37,547
Target Corp.	991	56,249
Toyota Motor Corp. (Japan)	3,230	182,790
UniFirst Corp.	200	19,790
W.W. Grainger, Inc.	477	123,243
Walgreen Co.	1,373	98,732
Wal-Mart Stores, Inc.	5,176	397,362
Wolverine World Wide, Inc.	1,000	25,870

		2,823,779

See Notes to Financial Statements.	33

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2040 Target Date Fund (Continued)

May 31, 2014

	Number of Shares	Value

Consumer, Non-cyclical — 19.2%
ABM Industries, Inc.	600	$16,362
Align Technology, Inc.*	743	40,575
Alkermes PLC (Ireland)*	1,400	64,134
Amgen, Inc.	1,097	127,241
AmSurg Corp.*	243	11,003
Anheuser-Busch InBev NV (Belgium)	996	109,309
Array BioPharma, Inc.*	4,800	20,160
AstraZeneca PLC (United Kingdom)	1,492	107,125
Avis Budget Group, Inc.*	1,100	62,953
Bayer AG (Germany)	998	144,342
Becton Dickinson and Co.	1,341	157,836
Boston Beer (The) Co., Inc., Class A*	130	27,873
Brink’s (The) Co.	500	13,350
British American Tobacco PLC (United Kingdom)	2,350	141,826
Cardinal Health, Inc.	2,325	164,214
Centene Corp.*	512	38,154
Coca-Cola Bottling Co. Consolidated	407	30,631
Coca-Cola (The) Co.	7,402	302,816
Convergys Corp.	1,000	21,820
CoStar Group, Inc.*	264	41,857
CSL Ltd. (Australia)	598	39,285
Cubist Pharmaceuticals, Inc.*	600	39,960
Danone (France)	702	52,278
Diageo PLC (United Kingdom)	2,956	95,083
Euronet Worldwide, Inc.*	500	23,570
FTI Consulting, Inc.*	314	10,133
Gilead Sciences, Inc.*	2,109	171,272
GlaxoSmithKline PLC (United Kingdom)	5,856	157,151
Hain Celestial Group (The), Inc.*	428	38,828
Hanger, Inc.*	228	6,927
Humana, Inc.	1,110	138,151
Impax Laboratories, Inc.*	800	22,208
Isis Pharmaceuticals, Inc.*	1,000	29,220
Japan Tobacco, Inc. (Japan)	1,300	43,980
Jazz Pharmaceuticals PLC (Ireland)*	600	85,116
JM Smucker (The) Co.	741	76,027
Johnson & Johnson	4,283	434,553
Live Nation Entertainment, Inc.*	1,865	44,238
L’Oreal SA (France)	297	51,822
Magellan Health Services, Inc.*	239	14,553
MasterCard, Inc., Class A	1,920	146,784
Merck & Co., Inc.	4,788	277,034
Molina Healthcare, Inc.*	400	17,236
Mondelez International, Inc., Class A	2,723	102,439
Monster Worldwide, Inc.*	4,900	27,734
Nestle SA (Switzerland)	3,920	307,514
Novartis AG (Switzerland)	2,805	251,526
Novo Nordisk A/S, Class B (Denmark)	2,450	103,723
NuVasive, Inc.*	500	16,670
Orexigen Therapeutics, Inc.*	4,400	28,424
Performant Financial Corp.*	2,600	24,674
Pfizer, Inc.	11,162	330,730
Pharmacyclics, Inc.*	600	53,298
Pilgrim’s Pride Corp.*	2,555	64,999
Procter & Gamble (The) Co.	4,308	348,043
Raptor Pharmaceutical Corp.*	2,500	20,450
Reckitt Benckiser Group PLC (United Kingdom)	813	69,500

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Roche Holding AG (Switzerland)	882	$259,528
SABMiller PLC (United Kingdom)	1,182	65,600
Sanofi (France)	1,488	159,106
Seaboard Corp.*	11	29,643
Seattle Genetics, Inc.*	1,000	33,370
Select Medical Holdings Corp.	1,399	21,195
Snyder’s-Lance, Inc.	700	19,026
Sotheby’s	700	27,636
Spectrum Brands Holdings, Inc.	514	40,025
Takeda Pharmaceutical Co. Ltd. (Japan)	841	38,060
Tesco PLC (United Kingdom)	9,214	46,882
Teva Pharmaceutical Industries Ltd. (Israel)	1,039	52,069
Theravance, Inc.*	1,100	31,515
TreeHouse Foods, Inc.*	320	23,984
Unilever NV (Netherlands)	1,945	84,207
Unilever PLC (United Kingdom)	1,536	69,000
UnitedHealth Group, Inc.	1,546	123,108
WellCare Health Plans, Inc.*	400	30,980
WEX, Inc.*	400	38,516
Whole Foods Market, Inc.	2,422	92,617
Wright Medical Group, Inc.*	400	12,160

		6,706,941

Diversified — 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	2,706	36,299

Energy — 8.7%
Apache Corp.	648	60,407
BG Group PLC (United Kingdom)	4,050	82,889
BP PLC (United Kingdom)	23,256	196,077
Cameron International Corp.*	1,703	108,907
Chevron Corp.	3,007	369,229
Continental Resources, Inc.*	1,231	172,783
CVR Energy, Inc.	955	44,942
Dril-Quip, Inc.*	435	44,466
Eni S.p.A (Italy)	3,030	77,197
Exxon Mobil Corp.	6,963	699,989
Gulfport Energy Corp.*	800	49,224
Helix Energy Solutions Group, Inc.*	928	21,697
Oasis Petroleum, Inc.*	857	42,422
Pioneer Natural Resources Co.	210	44,134
Royal Dutch Shell PLC, Class A (United Kingdom)	4,404	173,107
Schlumberger Ltd. (Netherland Antilles)	1,901	197,779
SolarCity Corp.*	800	42,000
Southwestern Energy Co.*	2,391	108,719
Statoil ASA (Norway)	1,307	40,055
Targa Resources Corp.	428	49,203
Total SA (France)	2,500	175,439
Valero Energy Corp.	3,943	221,004
Woodside Petroleum Ltd. (Australia)	760	29,827

		3,051,496

Financial — 19.5%
AIA Group Ltd. (Hong Kong)	14,278	71,547
Allianz SE (Germany)	540	91,572
American Express Co.	1,845	168,817
American International Group, Inc.	2,294	124,037

See Notes to Financial Statements.	34

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2040 Target Date Fund (Continued)

May 31, 2014

	Number of Shares	Value

Financial (Continued)
American Tower Corp. REIT	639	$57,274
AmTrust Financial Services, Inc.	770	32,879
Australia & New Zealand Banking Group Ltd. (Australia)	3,374	105,159
AXA SA (France)	2,044	50,460
Banco Bilbao Vizcaya Argentaria SA (Spain)	6,967	89,311
Banco Santander SA (Spain)	13,228	135,672
Bancorp (The), Inc.*	1,700	26,690
Bank of America Corp.	15,297	231,597
Barclays PLC (United Kingdom)	16,866	69,829
Berkshire Hathaway, Inc., Class B*	3,825	490,900
BNP Paribas SA (France)	1,197	83,821
Boston Properties, Inc. REIT	1,047	126,352
Charles Schwab (The) Corp.	2,108	53,143
Citigroup, Inc.	4,597	218,679
CNO Financial Group, Inc.	2,200	35,486
Commonwealth Bank of Australia (Australia)	1,958	148,674
Community Trust Bancorp, Inc.	770	26,426
Credit Acceptance Corp.*	228	29,777
Credit Suisse Group AG (Switzerland)*	1,713	50,921
Deutsche Bank AG (Germany) (a)	1,240	50,228
DFC Global Corp.*	1,900	17,803
Dime Community Bancshares, Inc.	1,600	24,192
Dynex Capital, Inc. REIT	2,700	23,355
EastGroup Properties, Inc. REIT	300	19,098
EPR Properties REIT	500	26,960
Equity One, Inc. REIT	1,200	27,552
Financial Engines, Inc.	500	20,350
First American Financial Corp.	1,100	30,822
First Financial Bankshares, Inc.	300	17,844
FirstMerit Corp.	1,700	31,739
General Growth Properties, Inc. REIT	6,453	153,774
Geo Group (The), Inc. REIT	689	23,433
Glimcher Realty Trust REIT	1,500	16,530
Goldman Sachs Group (The), Inc.	699	111,707
Hancock Holding Co.	757	25,571
Hanmi Financial Corp.	1,600	34,096
Health Care REIT, Inc	1,978	125,069
Healthcare Realty Trust, Inc. REIT	1,000	24,930
Higher One Holdings, Inc.*	2,400	9,024
Highwoods Properties, Inc. REIT	799	32,423
HSBC Holdings PLC (United Kingdom)	21,405	225,750
ING Groep NV (Netherlands)*	4,545	63,659
Investors Bancorp, Inc.	6,148	66,398
JPMorgan Chase & Co.	5,860	325,640
Kite Realty Group Trust REIT	4,500	27,945
LaSalle Hotel Properties REIT	1,000	32,990
Lexington Realty Trust REIT	2,100	23,835
Lloyds Banking Group PLC (United Kingdom)*	50,303	65,650
MarketAxess Holdings, Inc.	356	18,993
MetLife, Inc.	1,712	87,192
Mitsubishi Estate Co. Ltd. (Japan)	2,000	48,546
Mitsubishi UFJ Financial Group, Inc. (Japan)	14,063	79,156
Mizuho Financial Group, Inc. (Japan)	25,171	48,957
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	218	48,320
National Australia Bank Ltd. (Australia)	2,879	89,731

	Number of Shares	Value

Financial (Continued)
National Health Investors, Inc. REIT	300	$18,816
Nationstar Mortgage Holdings, Inc.*	700	24,472
Ocwen Financial Corp.*	1,285	45,065
OMEGA Healthcare Investors, Inc. REIT	1,091	40,247
Piper Jaffray Cos.*	900	39,627
Portfolio Recovery Associates, Inc.*	600	33,474
Prospect Capital Corp.	2,600	25,844
Prosperity Bancshares, Inc.	600	34,878
Prudential PLC (United Kingdom)	3,051	70,855
PS Business Parks, Inc. REIT	257	21,637
RLJ Lodging Trust REIT	1,300	36,023
Ryman Hospitality Properties, Inc. REIT	576	26,571
Sandy Spring Bancorp, Inc.	1,100	26,081
Simon Property Group, Inc. REIT	491	81,732
Sovran Self Storage, Inc. REIT	257	19,738
Standard Chartered PLC (United Kingdom)	2,863	64,426
Starwood Property Trust, Inc. REIT	1,714	41,804
Stifel Financial Corp.*	700	31,640
Strategic Hotels & Resorts, Inc. REIT*	2,200	23,980
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,501	60,527
Sun Communities, Inc. REIT	400	19,368
Susquehanna Bancshares, Inc.	1,900	18,772
T. Rowe Price Group, Inc.	1,734	141,373
Travelers (The) Cos., Inc.	585	54,668
Two Harbors Investment Corp. REIT	3,956	41,657
U.S. Bancorp	2,967	125,178
UBS AG (Switzerland)*	4,281	85,955
United Community Banks, Inc.*	1,900	29,146
Universal Health Realty Income Trust REIT	600	25,974
Visa, Inc., Class A	1,244	267,249
Washington Prime Group, Inc. REIT*	246	4,883
Webster Financial Corp.	900	26,928
Wells Fargo & Co.	8,190	415,888
Westpac Banking Corp. (Australia)	3,784	121,213
Zurich Insurance Group AG (Switzerland)*	177	53,110

		6,817,084

Industrial — 9.3%
A.O. Smith Corp.	856	42,269
ABB Ltd. (Switzerland)*	2,616	62,135
Acuity Brands, Inc.	366	45,937
Airbus Group NV (France)	702	50,345
Barnes Group, Inc.	600	22,428
Boeing (The) Co.	1,208	163,381
Brady Corp., Class A	500	13,565
Bristow Group, Inc.	343	26,061
Caterpillar, Inc.	1,019	104,172
Chart Industries, Inc.*	299	21,495
Comfort Systems USA, Inc.	1,800	29,700
CSX Corp.	1,538	45,217
Darling Ingredients, Inc.*	1,114	22,269
Deutsche Post AG (Germany)	1,036	38,427
Eagle Materials, Inc.	500	43,485
East Japan Railway Co. (Japan)	328	25,019
Eaton Corp. PLC (Ireland)	756	55,710
EMCOR Group, Inc.	585	26,044
Emerson Electric Co.	1,115	74,404

See Notes to Financial Statements.	35

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2040 Target Date Fund (Continued)

May 31, 2014

	Number of Shares	Value

Industrial (Continued)
EnerSys	533	$36,798
FANUC Corp. (Japan)	241	41,003
Federal Signal Corp.	2,700	37,044
FEI Co.	367	30,626
Generac Holdings, Inc.	700	34,076
General Dynamics Corp.	543	64,139
General Electric Co.	16,000	428,641
Genesee & Wyoming, Inc., Class A*	514	50,038
Graphic Packaging Holding Co.*	3,298	36,245
Hexcel Corp.*	1,028	42,199
Hitachi Ltd. (Japan)	5,997	40,294
Ingersoll-Rand PLC (Ireland)	1,903	113,838
Jacobs Engineering Group, Inc.*	890	49,012
Koninklijke Philips NV (Netherlands)	1,088	34,364
Louisiana-Pacific Corp.*	1,300	18,460
Middleby (The) Corp.*	171	40,838
Moog, Inc., Class A*	400	28,824
Newport Corp.*	1,900	35,207
NL Industries, Inc.	2,500	22,050
Norfolk Southern Corp.	489	49,267
Old Dominion Freight Line, Inc.*	900	57,564
PHI, Inc.*	800	35,792
Rolls-Royce Holdings PLC (United Kingdom)*	2,215	38,613
Schneider Electric SA (France)	651	61,303
Siemens AG (Germany)	940	124,882
Stanley Black & Decker, Inc.	1,102	96,315
Union Pacific Corp.	734	146,264
United Parcel Service, Inc., Class B	1,536	159,560
United Technologies Corp.	1,380	160,384
Vinci SA (France)	555	41,081
Waste Management, Inc.	3,208	143,333
Watts Water Technologies, Inc., Class A	300	16,728
Woodward, Inc.	657	29,368

		3,256,213

Technology — 11.9%
3D Systems Corp.*	1,000	50,650
Activision Blizzard, Inc.	7,442	154,645
Apple, Inc.	1,448	916,584
ASML Holding NV (Netherlands)	389	33,386
Aspen Technology, Inc.*	857	36,842
athenahealth, Inc.*	328	41,626
CACI International, Inc., Class A*	222	15,851
Canon, Inc. (Japan)	1,342	44,004
Cognizant Technology Solutions Corp., Class A*	3,782	183,843
CommVault Systems, Inc.*	430	21,036
Computer Programs & Systems, Inc.	500	31,790
EMC Corp.	3,185	84,594
Fidelity National Information Services, Inc.	2,002	108,408
First Solar, Inc.*	1,000	61,780
Guidewire Software, Inc.*	600	22,662
InnerWorkings, Inc.*	2,500	18,825
Intel Corp.	8,527	232,957
International Business Machines Corp.	1,796	331,110
International Rectifier Corp.*	700	18,774
Mentor Graphics Corp.	1,085	22,991

	Number of Shares	Value

Technology (Continued)
Micron Technology, Inc.*	7,750	$221,573
Microsemi Corp.*	857	20,851
Microsoft Corp.	15,060	616,556
MKS Instruments, Inc.	500	14,425
Oracle Corp.	7,437	312,503
PDF Solutions, Inc.*	1,300	25,896
PTC, Inc.*	1,105	40,664
Qlik Technologies, Inc.*	814	17,672
QUALCOMM, Inc.	2,830	227,673
SAP AG (Germany)	1,200	91,866
SciQuest, Inc.*	1,200	20,316
SS&C Technologies Holdings, Inc.*	800	34,120
SYNNEX Corp.*	343	22,676
Syntel, Inc.*	394	31,875
Ultimate Software Group, Inc.*	257	32,672
Veeco Instruments, Inc.*	329	10,962

		4,174,658

Utilities — 1.5%
Centrica PLC (United Kingdom)	6,075	34,174
Cleco Corp.	600	31,218
Dominion Resources, Inc.	970	66,890
E.ON SE (Germany)	2,289	44,573
GDF Suez (France)	1,602	44,735
National Grid PLC (United Kingdom)	4,448	66,356
NextEra Energy, Inc.	667	64,939
Piedmont Natural Gas Co., Inc.	767	27,451
PPL Corp.	4,114	144,361
South Jersey Industries, Inc.	300	17,256

		541,953

TOTAL COMMON STOCKS (Cost $25,141,238)		32,412,264

PREFERRED STOCKS — 0.1%
Consumer, Cyclical — 0.1%
Volkswagen AG (Germany)	165	43,859

Industrial — 0.0% (b)
Rolls-Royce Holdings PLC, Class C (United Kingdom)*	296,810	498

TOTAL PREFERRED STOCKS (Cost $35,971)		44,357

RIGHTS — 0.0% (b)
Communications — 0.0% (b)
Leap Wireless International, Inc. CVR* (Cost $3,587)	1,470	3,587

	Principal Amount	Value

CORPORATE BONDS — 3.1%
Basic Materials — 0.1%
BHP Billiton Finance USA Ltd. (Australia) 4.125%, 2/24/42	$5,000	4,876
Ecolab, Inc. 5.50%, 12/08/41	17,000	20,186

See Notes to Financial Statements.	36

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2040 Target Date Fund (Continued)

May 31, 2014

	Principal Amount	Value

Basic Materials (Continued)
Rio Tinto Finance USA PLC (United Kingdom) 4.125%, 8/21/42	$18,000	$16,987

		42,049

Communications — 0.2%
Corning, Inc. 4.75%, 3/15/42	5,000	5,347
Discovery Communications LLC 4.95%, 5/15/42	13,000	13,282
Viacom, Inc. 4.50%, 2/27/42	13,000	12,447
Vodafone Group PLC (United Kingdom) 4.375%, 2/19/43	19,000	17,923
Walt Disney (The) Co., Series E 4.125%, 12/01/41	20,000	19,991

		68,990

Consumer, Cyclical — 0.1%
Home Depot (The), Inc. 4.20%, 4/01/43	23,000	22,854
Lowe’s Cos., Inc. 5.125%, 11/15/41	13,000	14,715
McDonald’s Corp., MTN 3.70%, 2/15/42	17,000	15,673

		53,242

Consumer, Non-cyclical — 0.8%
AbbVie, Inc. 4.40%, 11/06/42	21,000	21,143
Amgen, Inc. 5.15%, 11/15/41	24,000	25,918
Anheuser-Busch InBev Worldwide, Inc. 3.75%, 7/15/42	15,000	13,991
Cigna Corp. 5.375%, 2/15/42	16,000	18,382
Diageo Investment Corp. 4.25%, 5/11/42	18,000	17,947
General Mills, Inc. 5.40%, 6/15/40	5,000	5,713
Gilead Sciences, Inc. 5.65%, 12/01/41	8,000	9,488
Kimberly-Clark Corp. 5.30%, 3/01/41	13,000	15,476
Kraft Foods Group, Inc. 5.00%, 6/04/42	17,000	18,182
Medtronic, Inc. 4.50%, 3/15/42	20,000	20,710
Merck & Co., Inc. 4.15%, 5/18/43	10,000	9,920
PepsiCo, Inc. 4.00%, 3/05/42	5,000	4,854
Pfizer, Inc. 4.30%, 6/15/43	27,000	27,142
Philip Morris International, Inc. 4.50%, 3/20/42	18,000	18,467
UnitedHealth Group, Inc. 4.625%, 11/15/41	8,000	8,415

	Principal Amount	Value

Consumer, Non-cyclical (Continued)
WellPoint, Inc. 4.625%, 5/15/42	$8,000	$8,173
Zoetis, Inc. 4.70%, 2/01/43	21,000	21,775

		265,696

Energy — 0.3%
Apache Corp. 4.75%, 4/15/43	20,000	21,034
Baker Hughes, Inc. 5.125%, 9/15/40	20,000	22,863
Devon Energy Corp. 4.75%, 5/15/42	22,000	22,763
Enterprise Products Operating LLC 4.85%, 8/15/42	33,000	34,188
Halliburton Co. 4.50%, 11/15/41	5,000	5,276
Plains All American Pipeline LP / PAA Finance Corp. 5.15%, 6/01/42	5,000	5,470
Statoil ASA (Norway) 5.10%, 8/17/40	10,000	11,477

		123,071

Financial — 0.3%
Berkshire Hathaway Finance Corp. 4.40%, 5/15/42	33,000	33,490
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN (Netherlands) 5.25%, 5/24/41	25,000	28,217
Simon Property Group LP 4.75%, 3/15/42	13,000	14,070
Travelers (The) Cos., Inc. 5.35%, 11/01/40	24,000	28,259

		104,036

Government — 0.1%
Inter-American Development Bank, Series G, MTN (Supranational) 3.875%, 10/28/41	19,000	19,258

Industrial — 0.5%
Caterpillar, Inc. 5.20%, 5/27/41	10,000	11,432
Deere & Co. 3.90%, 6/09/42	20,000	19,183
Dover Corp. 5.375%, 3/01/41	5,000	5,868
Illinois Tool Works, Inc. 4.875%, 9/15/41	5,000	5,439
Koninklijke Philips NV (Netherlands) 5.00%, 3/15/42	5,000	5,557
Lockheed Martin Corp. 4.07%, 12/15/42	30,000	29,365
Norfolk Southern Corp. 4.837%, 10/01/41	29,000	31,156
7.90%, 5/15/97	6,000	9,075

See Notes to Financial Statements.	37

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2040 Target Date Fund (Continued)

May 31, 2014

	Principal Amount	Value

Industrial (Continued)
Union Pacific Corp. 4.75%, 9/15/41	$26,000	$28,471
United Technologies Corp. 4.50%, 6/01/42	18,000	18,829

		164,375

Technology — 0.1%
Apple, Inc. 3.85%, 5/04/43	27,000	25,177
Intel Corp. 4.80%, 10/01/41	5,000	5,376
Microsoft Corp. 4.50%, 10/01/40	11,000	11,616

		42,169

Utilities — 0.6%
Arizona Public Service Co. 5.05%, 9/01/41	13,000	14,764
Atmos Energy Corp. 5.50%, 6/15/41	20,000	24,075
Consolidated Edison Co. of New York, Inc. 3.95%, 3/01/43	24,000	23,088
Florida Power & Light Co. 5.25%, 2/01/41	12,000	14,361
Georgia Power Co. 4.30%, 3/15/42	12,000	12,120
Nevada Power Co. 5.45%, 5/15/41	13,000	15,779
Oklahoma Gas & Electric Co. 5.25%, 5/15/41	10,000	11,458
Public Service Electric & Gas Co. 3.65%, 9/01/42	23,000	21,578
Puget Sound Energy, Inc. 4.434%, 11/15/41	17,000	18,023
San Diego Gas & Electric Co. 3.95%, 11/15/41	12,000	11,826
Southern California Gas Co. 5.125%, 11/15/40	12,000	14,022
Southern Power Co. 5.15%, 9/15/41	13,000	14,367

		195,461

TOTAL CORPORATE BONDS (Cost $1,069,083)		1,078,347

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS — 3.5%
United States Treasury Bonds/Notes — 3.5%
4.50%, 2/15/36	66,200	80,847
4.75%, 2/15/37	107,000	135,255
4.375%, 11/15/39	167,200	201,398
4.625%, 2/15/40	98,700	123,437
4.375%, 5/15/40	84,800	102,250
3.875%, 8/15/40	84,800	94,578
4.75%, 2/15/41	84,500	107,922
4.375%, 5/15/41	183,400	221,627
3.125%, 2/15/42	177,100	172,216

		1,239,530

	Principal Amount	Value

TOTAL UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,178,286)		$1,239,530

SOVEREIGN BONDS — 0.3%
Tennessee Valley Authority 4.875%, 1/15/48	$54,000	60,967
United Mexican States, MTN (Mexico) 4.75%, 3/08/44	37,000	37,925

TOTAL SOVEREIGN BONDS (Cost $91,936)		98,892

TOTAL INVESTMENTS — 99.6% (Cost $27,520,101)		$34,876,977
Other assets less liabilities — 0.4%		128,632

NET ASSETS — 100.0%		$35,005,609

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

CVR – Contingent Value Rights.

* Non-income producing security.

(a) Affiliated issuer. This security is owned in proportion with its representation in the index.

(b) Less than 0.1%.

See Notes to Financial Statements.	38

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers In-Target Date Fund

May 31, 2014

	Number of Shares	Value

COMMON STOCKS — 34.8%
Basic Materials — 1.8%
Air Liquide SA (France)	58	$8,448
Air Products & Chemicals, Inc.	176	21,115
Axiall Corp.	100	4,621
BASF SE (Germany)	150	17,272
BHP Billiton Ltd. (Australia)	487	16,774
BHP Billiton PLC (United Kingdom)	311	9,738
Dow Chemical (The) Co.	233	12,144
E.I. du Pont de Nemours & Co.	181	12,545
Freeport-McMoRan Copper & Gold, Inc.	234	7,968
Glencore PLC (Switzerland)*	1,636	8,867
H.B. Fuller Co.	100	4,783
Horsehead Holding Corp.*	300	4,974
KapStone Paper and Packaging Corp.*	200	5,810
Linde AG (Germany)	29	6,058
Materion Corp.	100	3,409
Monsanto Co.	100	12,185
Newmont Mining Corp.	470	10,758
PolyOne Corp.	100	4,013
Rio Tinto PLC (United Kingdom)	191	9,787
Sherwin-Williams (The) Co.	87	17,801
Syngenta AG (Switzerland)	16	6,155
Wausau Paper Corp.	300	3,192

		208,417

Communications — 3.6%
ADTRAN, Inc.	100	2,244
Amazon.com, Inc.*	86	26,879
ARRIS Group, Inc.*	200	6,622
AT&T, Inc.	1,093	38,769
Bankrate, Inc.*	100	1,515
BT Group PLC (United Kingdom)	1,213	8,072
Cisco Systems, Inc.	1,028	25,309
Comcast Corp., Class A	507	26,465
Deutsche Telekom AG (Germany)	518	8,703
Dice Holdings, Inc.*	400	2,824
DigitalGlobe, Inc.*	100	3,036
Discovery Communications, Inc., Class A*	201	15,469
Entravision Communications Corp., Class A	500	2,680
Facebook, Inc., Class A*	346	21,902
Finisar Corp.*	100	2,375
Google, Inc., Class A*	136	77,745
Harte-Hanks, Inc.	300	2,133
News Corp., Class A*	1,000	17,060
Nielsen NV (Netherlands)	330	15,926
SoftBank Corp. (Japan)	100	7,215
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	456	5,714
Telefonica SA (Spain)	628	10,538
Thomson Reuters Corp. (Canada)	164	5,685
Verizon Communications, Inc.	770	38,469
ViaSat, Inc.*	100	5,423
Vodafone Group PLC (United Kingdom)	4,026	14,138
Walt Disney (The) Co.	350	29,405

		422,315

	Number of Shares	Value

Consumer, Cyclical — 3.0%
adidas AG (Germany)	32	$3,435
Alaska Air Group, Inc.	100	9,846
Bayerische Motoren Werke AG (Germany)	65	8,160
Bloomin’ Brands, Inc.*	200	4,168
Brunswick Corp.	100	4,310
Cabela’s, Inc.*	100	6,123
Cie Financiere Richemont SA (Switzerland)	77	8,113
Columbia Sportswear Co.	23	1,922
Compass Group PLC (United Kingdom)	307	5,123
Cooper Tire & Rubber Co.	100	2,783
CVS Caremark Corp.	235	18,405
Daimler AG (Germany)	137	13,017
Dana Holding Corp.	200	4,428
Domino’s Pizza, Inc.	100	7,244
Ford Motor Co.	734	12,067
Fred’s, Inc., Class A	200	3,054
General Motors Co.	260	8,991
Hennes & Mauritz AB, Class B (Sweden)	130	5,494
Home Depot (The), Inc.	295	23,667
Honda Motor Co. Ltd. (Japan)	272	9,520
HSN, Inc.	100	5,562
Iconix Brand Group, Inc.*	100	4,194
Inditex SA (Spain)	18	2,613
Kate Spade & Co.*	100	3,641
Life Time Fitness, Inc.*	100	5,320
Lions Gate Entertainment Corp. (Canada)	200	5,226
LVMH Moet Hennessy Louis Vuitton SA (France)	37	7,361
M/I Homes, Inc.*	100	2,281
Men’s Wearhouse (The), Inc.	75	3,734
Mitsubishi Corp. (Japan)	166	3,276
Mobile Mini, Inc.	100	4,355
NIKE, Inc., Class B	200	15,382
Nissan Motor Co. Ltd. (Japan)	300	2,708
Owens & Minor, Inc.	100	3,468
Republic Airways Holdings, Inc.*	300	3,156
Restoration Hardware Holdings, Inc.*	100	6,648
Ruby Tuesday, Inc.*	200	1,574
Six Flags Entertainment Corp.	100	4,046
Target Corp.	134	7,606
Toyota Motor Corp. (Japan)	420	23,768
W.W. Grainger, Inc.	59	15,244
Walgreen Co.	176	12,656
Wal-Mart Stores, Inc.	652	50,054
Wolverine World Wide, Inc.	100	2,587

		356,330

Consumer, Non-cyclical — 7.3%
ABM Industries, Inc.	100	2,727
Align Technology, Inc.*	100	5,461
Alkermes PLC (Ireland)*	200	9,162
Amgen, Inc.	147	17,051
Anheuser-Busch InBev NV (Belgium)	122	13,389
Array BioPharma, Inc.*	600	2,520
AstraZeneca PLC (United Kingdom)	204	14,647
Avis Budget Group, Inc.*	100	5,723
Bayer AG (Germany)	132	19,091

See Notes to Financial Statements.	39

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers In-Target Date Fund (Continued)

May 31, 2014

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Becton Dickinson and Co.	172	$20,244
British American Tobacco PLC (United Kingdom)	319	19,252
Cardinal Health, Inc.	292	20,625
Centene Corp.*	100	7,452
Coca-Cola Bottling Co. Consolidated	100	7,526
Coca-Cola (The) Co.	892	36,492
Convergys Corp.	100	2,182
CoStar Group, Inc.*	37	5,866
CSL Ltd. (Australia)	77	5,058
Cubist Pharmaceuticals, Inc.*	100	6,660
Danone (France)	87	6,479
Diageo PLC (United Kingdom)	337	10,840
Euronet Worldwide, Inc.*	100	4,714
Gilead Sciences, Inc.*	287	23,307
GlaxoSmithKline PLC (United Kingdom)	729	19,563
Hain Celestial Group (The), Inc.*	100	9,072
Hanger, Inc.*	100	3,038
Humana, Inc.	138	17,175
Isis Pharmaceuticals, Inc.*	100	2,922
Japan Tobacco, Inc. (Japan)	200	6,766
Jazz Pharmaceuticals PLC (Ireland)*	100	14,186
JM Smucker (The) Co.	94	9,644
Johnson & Johnson	556	56,413
Live Nation Entertainment, Inc.*	300	7,116
L’Oreal SA (France)	37	6,456
Magellan Health Services, Inc.*	69	4,201
MasterCard, Inc., Class A	230	17,584
Merck & Co., Inc.	595	34,427
Molina Healthcare, Inc.*	100	4,309
Mondelez International, Inc., Class A	346	13,017
Monster Worldwide, Inc.*	600	3,396
Nestle SA (Switzerland)	492	38,597
Novartis AG (Switzerland)	346	31,026
Novo Nordisk A/S, Class B (Denmark)	350	14,818
Orexigen Therapeutics, Inc.*	500	3,230
Performant Financial Corp.*	300	2,847
Pfizer, Inc.	1,425	42,223
Pharmacyclics, Inc.*	100	8,883
Pilgrim’s Pride Corp.*	300	7,632
Procter & Gamble (The) Co.	540	43,626
Raptor Pharmaceutical Corp.*	300	2,454
Reckitt Benckiser Group PLC (United Kingdom)	88	7,523
Roche Holding AG (Switzerland)	107	31,485
SABMiller PLC (United Kingdom)	151	8,380
Sanofi (France)	186	19,888
Seaboard Corp.*	1	2,695
Seattle Genetics, Inc.*	134	4,472
Snyder’s-Lance, Inc.	100	2,718
Sotheby’s	100	3,948
Spectrum Brands Holdings, Inc.	100	7,787
Takeda Pharmaceutical Co. Ltd. (Japan)	107	4,842
Tesco PLC (United Kingdom)	1,329	6,762
Teva Pharmaceutical Industries Ltd. (Israel)	125	6,264
Theravance, Inc.*	100	2,865
TreeHouse Foods, Inc.*	50	3,748

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Unilever NV (Netherlands)	244	$10,564
Unilever PLC (United Kingdom)	175	7,861
UnitedHealth Group, Inc.	199	15,846
WellCare Health Plans, Inc.*	100	7,745
Whole Foods Market, Inc.	307	11,740

		858,222

Diversified — 0.0% (a)
Hutchison Whampoa Ltd. (Hong Kong)	338	4,534

Energy — 3.3%
Apache Corp.	82	7,644
BG Group PLC (United Kingdom)	571	11,686
BP PLC (United Kingdom)	3,015	25,420
Cameron International Corp.*	211	13,493
Chevron Corp.	385	47,274
Continental Resources, Inc.*	155	21,756
CVR Energy, Inc.	100	4,706
Dril-Quip, Inc.*	50	5,111
Eni S.p.A. (Italy)	414	10,548
Exxon Mobil Corp.	887	89,170
Gulfport Energy Corp.*	100	6,153
Helix Energy Solutions Group, Inc.*	100	2,338
Oasis Petroleum, Inc.*	100	4,950
Pioneer Natural Resources Co.	26	5,464
Royal Dutch Shell PLC, Class A (United Kingdom)	554	21,776
Schlumberger Ltd. (Netherland Antilles)	255	26,531
SolarCity Corp.*	100	5,250
Southwestern Energy Co.*	290	13,186
Statoil ASA (Norway)	179	5,486
Targa Resources Corp.	100	11,496
Total SA (France)	320	22,456
Valero Energy Corp.	492	27,577
Woodside Petroleum Ltd. (Australia)	139	5,455

		394,926

Financial — 7.2%
AIA Group Ltd. (Hong Kong)	1,760	8,819
Allianz SE (Germany)	63	10,683
American Express Co.	219	20,039
American International Group, Inc.	294	15,897
American Tower Corp. REIT	76	6,812
AmTrust Financial Services, Inc.	110	4,697
Australia & New Zealand Banking Group Ltd. (Australia)	446	13,901
AXA SA (France)	258	6,369
Banco Bilbao Vizcaya Argentaria SA (Spain)	875	11,217
Banco Santander SA (Spain)	1,612	16,533
Bancorp (The), Inc.*	200	3,140
Bank of America Corp.	1,902	28,796
Barclays PLC (United Kingdom)	1,791	7,415
Berkshire Hathaway, Inc., Class B*	488	62,630
BNP Paribas SA (France)	151	10,574
Boston Properties, Inc. REIT	130	15,688
Charles Schwab (The) Corp.	259	6,529
Citigroup, Inc.	597	28,399
CNO Financial Group, Inc.	300	4,839

See Notes to Financial Statements.	40

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers In-Target Date Fund (Continued)

May 31, 2014

	Number of Shares	Value

Financial (Continued)
Commonwealth Bank of Australia (Australia)	247	$18,755
Community Trust Bancorp, Inc.	110	3,775
Credit Acceptance Corp.*	50	6,530
Credit Suisse Group AG (Switzerland)*	218	6,480
Deutsche Bank AG (Germany) (b)	151	6,116
DFC Global Corp.*	200	1,874
Dime Community Bancshares, Inc.	200	3,024
Dynex Capital, Inc. REIT	300	2,595
EPR Properties REIT	100	5,392
Equity One, Inc. REIT	154	3,536
Financial Engines, Inc.	100	4,070
First American Financial Corp.	100	2,802
FirstMerit Corp.	200	3,734
General Growth Properties, Inc. REIT	820	19,540
Geo Group (The), Inc. REIT	92	3,129
Glimcher Realty Trust REIT	200	2,204
Goldman Sachs Group (The), Inc.	90	14,383
Hancock Holding Co.	100	3,378
Hanmi Financial Corp.	200	4,262
Health Care REIT, Inc	246	15,555
Healthcare Realty Trust, Inc. REIT	100	2,493
Higher One Holdings, Inc.*	300	1,128
Highwoods Properties, Inc. REIT	97	3,936
HSBC Holdings PLC (United Kingdom)	2,737	28,866
ING Groep NV (Netherlands)*	568	7,956
Investors Bancorp, Inc.	696	7,517
JPMorgan Chase & Co.	746	41,455
Kite Realty Group Trust REIT	600	3,726
LaSalle Hotel Properties REIT	100	3,299
Lexington Realty Trust REIT	300	3,405
Lloyds Banking Group PLC (United Kingdom)*	6,709	8,756
MarketAxess Holdings, Inc.	45	2,401
MetLife, Inc.	211	10,746
Mitsubishi Estate Co. Ltd. (Japan)	100	2,427
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,692	9,524
Mizuho Financial Group, Inc. (Japan)	3,027	5,887
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	20	4,433
National Australia Bank Ltd. (Australia)	386	12,031
Nationstar Mortgage Holdings, Inc.*	100	3,496
Ocwen Financial Corp.*	100	3,507
OMEGA Healthcare Investors, Inc. REIT	146	5,386
Piper Jaffray Cos.*	100	4,403
Prospect Capital Corp.	300	2,982
Prosperity Bancshares, Inc.	100	5,813
Prudential PLC (United Kingdom)	411	9,545
RLJ Lodging Trust REIT	200	5,542
Ryman Hospitality Properties, Inc. REIT	113	5,213
Sandy Spring Bancorp, Inc.	100	2,371
Simon Property Group, Inc. REIT	61	10,154
Standard Chartered PLC (United Kingdom)	415	9,339
Starwood Property Trust, Inc. REIT	200	4,878
Stifel Financial Corp.*	100	4,520
Strategic Hotels & Resorts, Inc. REIT*	300	3,270
Sumitomo Mitsui Financial Group, Inc. (Japan)	222	8,952
Susquehanna Bancshares, Inc.	200	1,976
T. Rowe Price Group, Inc.	234	19,079

	Number of Shares	Value

Financial (Continued)
Travelers (The) Cos., Inc.	75	$7,009
Two Harbors Investment Corp. REIT	500	5,265
U.S. Bancorp	400	16,876
UBS AG (Switzerland)*	553	11,103
United Community Banks, Inc.*	300	4,602
Universal Health Realty Income Trust REIT	100	4,329
Visa, Inc., Class A	156	33,513
Washington Prime Group, Inc. REIT*	31	607
Webster Financial Corp.	100	2,992
Wells Fargo & Co.	974	49,459
Westpac Banking Corp. (Australia)	516	16,529
Zurich Insurance Group AG (Switzerland)*	20	6,001

		842,808

Industrial — 3.5%
A.O. Smith Corp.	134	6,617
ABB Ltd. (Switzerland)*	315	7,482
Acuity Brands, Inc.	50	6,276
Airbus Group NV (France)	89	6,383
Barnes Group, Inc.	100	3,738
Boeing (The) Co.	149	20,152
Brady Corp., Class A	100	2,713
Caterpillar, Inc.	128	13,085
Comfort Systems USA, Inc.	200	3,300
CSX Corp.	199	5,851
Darling Ingredients, Inc.*	100	1,999
Deutsche Post AG (Germany)	132	4,896
Eagle Materials, Inc.	100	8,697
Eaton Corp. PLC (Ireland)	94	6,927
EMCOR Group, Inc.	100	4,452
Emerson Electric Co.	139	9,275
EnerSys	67	4,626
Federal Signal Corp.	300	4,116
Generac Holdings, Inc.	100	4,868
General Dynamics Corp.	83	9,804
General Electric Co.	2,062	55,242
Genesee & Wyoming, Inc., Class A*	67	6,522
Graphic Packaging Holding Co.*	500	5,495
Hexcel Corp.*	100	4,105
Hitachi Ltd. (Japan)	1,000	6,719
Ingersoll-Rand PLC (Ireland)	252	15,075
Jacobs Engineering Group, Inc.*	113	6,223
Koninklijke Philips NV (Netherlands)	142	4,485
Louisiana-Pacific Corp.*	200	2,840
Middleby (The) Corp.*	30	7,165
Moog, Inc., Class A*	100	7,206
Newport Corp.*	200	3,706
NL Industries, Inc.	300	2,646
Norfolk Southern Corp.	63	6,347
Old Dominion Freight Line, Inc.*	100	6,396
PHI, Inc.*	100	4,474
Rolls-Royce Holdings PLC (United Kingdom)*	314	5,474
Schneider Electric SA (France)	98	9,228
Siemens AG (Germany)	121	16,075
Stanley Black & Decker, Inc.	138	12,061
Union Pacific Corp.	100	19,927
United Parcel Service, Inc., Class B	183	19,010

See Notes to Financial Statements.	41

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers In-Target Date Fund (Continued)

May 31, 2014

	Number of Shares	Value

Industrial (Continued)
United Technologies Corp.	176	$20,454
Vinci SA (France)	70	5,181
Waste Management, Inc.	402	17,961
Woodward, Inc.	100	4,470

		409,744

Technology — 4.5%
3D Systems Corp.*	100	5,065
Activision Blizzard, Inc.	933	19,388
Apple, Inc.	183	115,839
ASML Holding NV (Netherlands)	47	4,034
Aspen Technology, Inc.*	100	4,299
athenahealth, Inc.*	28	3,553
Canon, Inc. (Japan)	200	6,558
Cognizant Technology Solutions Corp., Class A*	476	23,138
CommVault Systems, Inc.*	100	4,892
Computer Programs & Systems, Inc.	100	6,358
EMC Corp.	414	10,996
Fidelity National Information Services, Inc.	248	13,429
First Solar, Inc.*	100	6,178
Guidewire Software, Inc.*	100	3,777
InnerWorkings, Inc.*	300	2,259
Intel Corp.	1,029	28,112
International Business Machines Corp.	230	42,403
International Rectifier Corp.*	100	2,682
Mentor Graphics Corp.	200	4,238
Micron Technology, Inc.*	1,044	29,848
Microsemi Corp.*	134	3,260
Microsoft Corp.	1,866	76,393
MKS Instruments, Inc.	100	2,885
Oracle Corp.	935	39,289
PDF Solutions, Inc.*	200	3,984
PTC, Inc.*	130	4,784
Qlik Technologies, Inc.*	134	2,909
QUALCOMM, Inc.	353	28,399
SAP AG (Germany)	157	12,019
SciQuest, Inc.*	100	1,693
SS&C Technologies Holdings, Inc.*	100	4,265
Syntel, Inc.*	100	8,090
Ultimate Software Group, Inc.*	29	3,687

		528,703

Utilities — 0.6%
Centrica PLC (United Kingdom)	834	4,692
Cleco Corp.	100	5,203
Dominion Resources, Inc.	100	6,896
E.ON SE (Germany)	320	6,231
GDF Suez (France)	238	6,646
National Grid PLC (United Kingdom)	557	8,309
NextEra Energy, Inc.	85	8,276
Piedmont Natural Gas Co., Inc.	118	4,223
PPL Corp.	528	18,527

		69,003

TOTAL COMMON STOCKS (Cost $3,043,659)		4,095,002

	Number of Shares	Value

PREFERRED STOCKS — 0.0% (a)
Consumer, Cyclical — 0.0% (a)
Volkswagen AG (Germany)	21	$5,582

Industrial — 0.0% (a)
Rolls-Royce Holdings PLC, Class C (United Kingdom)*	42,076	71

TOTAL PREFERRED STOCKS (Cost $4,562)		5,653

RIGHTS — 0.0% (a)
Communications — 0.0% (a)
Leap Wireless International, Inc. CVR* (Cost $244)	100	244

	Principal Amount	Value

CORPORATE BONDS — 24.9%
Basic Materials — 0.6%
BHP Billiton Finance USA Ltd. (Australia) 1.00%, 2/24/15	$68,000	68,380

Communications — 0.7%
Telefonica Emisiones S.A.U. (Spain) 4.949%, 1/15/15	10,000	10,257
Verizon Communications, Inc. 1.25%, 11/03/14	38,000	38,145
Viacom, Inc. 1.25%, 2/27/15	40,000	40,227

		88,629

Consumer, Cyclical — 0.4%
Toyota Motor Credit Corp., Series G, MTN 1.25%, 11/17/14	53,000	53,245

Consumer, Non-cyclical — 2.8%
Express Scripts Holding Co. 2.75%, 11/21/14	37,000	37,393
Medtronic, Inc. 3.00%, 3/15/15	38,000	38,847
Novartis Capital Corp. (Switzerland) 2.90%, 4/24/15	73,000	74,752
PepsiCo, Inc. 0.75%, 3/05/15	70,000	70,304
UnitedHealth Group, Inc. 4.875%, 3/15/15	100,000	103,568

		324,864

Energy — 1.2%
Enterprise Products Operating LLC, Series G 5.60%, 10/15/14	136,000	138,582

Financial — 16.9%
Bank of Nova Scotia (Canada) 3.40%, 1/22/15	58,000	59,150
Barclays Bank PLC (United Kingdom) 5.20%, 7/10/14	70,000	70,337
Citigroup, Inc.
6.375%, 8/12/14	61,000	61,684
4.75%, 5/19/15	94,000	97,685

See Notes to Financial Statements.	42

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers In-Target Date Fund (Continued)

May 31, 2014

	Principal Amount	Value

Financial (Continued)
Genworth Holdings, Inc. 5.75%, 6/15/14	$52,000	$52,087
Goldman Sachs Group (The), Inc. 5.00%, 10/01/14	312,000	316,659
HSBC USA, Inc. 2.375%, 2/13/15	74,000	75,058
JPMorgan Chase & Co., MTN 1.875%, 3/20/15	75,000	75,859
Merrill Lynch & Co., Inc., MTN 5.00%, 1/15/15	278,000	285,701
MetLife, Inc. 5.00%, 6/15/15	142,000	148,614
Morgan Stanley, Series G, MTN 4.10%, 1/26/15	109,000	111,427
National Rural Utilities Cooperative Finance Corp. 1.00%, 2/02/15	50,000	50,238
Prudential Financial, Inc., Series B, MTN 5.10%, 9/20/14	24,000	24,339
Royal Bank of Canada, MTN (Canada) 1.45%, 10/30/14	76,000	76,383
US Bank NA 4.95%, 10/30/14	115,000	117,243
Wachovia Corp. 5.25%, 8/01/14	29,000	29,226
Wells Fargo & Co., MTN 1.25%, 2/13/15	53,000	53,358
Wells Fargo & Co. 5.00%, 11/15/14	275,000	280,649

		1,985,697

Government — 0.8%
International Finance Corp. (Supranational) 2.75%, 4/20/15	37,000	37,846
Nordic Investment Bank (Supranational) 2.625%, 10/06/14	52,000	52,450

		90,296

Industrial — 0.5%
John Deere Capital Corp. 0.875%, 4/17/15	38,000	38,223
United Technologies Corp. 4.875%, 5/01/15	18,000	18,758

		56,981

Technology — 0.6%
International Business Machines Corp. 0.55%, 2/06/15	69,000	69,151

Utilities — 0.4%
Constellation Energy Group, Inc. 4.55%, 6/15/15	50,000	51,954

TOTAL CORPORATE BONDS (Cost $2,920,751)		2,927,779

	Principal Amount	Value

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS — 39.7%
Federal Home Loan Mortgage Corporation — 0.7%
0.625%, 12/29/14	$80,000	$80,251

Federal National Mortgage Association — 1.3%
2.625%, 11/20/14	78,000	78,924
5.00%, 4/15/15	70,000	72,996

		151,920

United States Treasury Bonds/Notes — 37.7%
4.25%, 8/15/14	69,000	69,594
2.375%, 8/31/14	30,000	30,171
2.375%, 9/30/14	259,000	260,973
0.50%, 10/15/14	206,000	206,342
0.25%, 12/15/14	127,000	127,126
4.00%, 2/15/15	492,000	505,578
2.50%, 3/31/15	197,000	200,936
0.25%, 5/31/15	70,000	70,103
2.125%, 5/31/15	198,000	201,960
1.75%, 7/31/15	379,000	386,121
4.25%, 8/15/15	198,000	207,784
1.25%, 9/30/15	397,000	402,715
1.25%, 10/31/15	65,000	65,979
4.50%, 11/15/15	35,000	37,193
0.375%, 1/15/16	366,000	366,786
0.25%, 5/15/16	69,000	68,872
1.00%, 8/31/16	641,000	648,737
0.875%, 9/15/16	522,000	526,629
0.625%, 12/15/16	53,000	53,043

		4,436,642

TOTAL UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (Cost $4,665,760)		4,668,813

SOVEREIGN BOND — 0.1%
Panama Government International Bond (Panama) 7.25%, 3/15/15 (Cost $8,385)	8,000	8,400

TOTAL INVESTMENTS — 99.5% (Cost $10,643,361)		$11,705,891
Other assets less liabilities — 0.5%		56,116

NET ASSETS — 100.0%		$11,762,007

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

CVR – Contingent Value Rights.

* Non-income producing security.

(a) Less than 0.1%.

(b) Affiliated issuer. The security is owned in proportion with its representation in the index.

See Notes to Financial Statements.	43

db-X Exchange-Traded Funds Inc.

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2014

	db X-trackers 2010 Target Date Fund	db X-trackers 2020 Target Date Fund	db X-trackers 2030 Target Date Fund
Assets
Investments in non-affiliated securities at fair value	$10,124,347	$28,003,111	$39,973,543
Investments in affiliated securities at fair value (See Note 5)	3,767	23,494	48,405
Cash	14,003	25,372	42,258
Foreign currency at value	5,233	39,069	23,182
Due from investment advisor	3,414	4,283	4,586
Receivables:
Investment securities sold	701,541	—	—
Interest and dividends	53,519	143,595	175,111
Foreign tax reclaim	1,572	29,390	42,087
Prepaid expenses	18,582	18,881	18,863

Total Assets	$10,925,978	$28,287,195	$40,328,035

Liabilities
Payables:
Investment securities purchased	$701,594	$—	$—
Investment advisory fees	5,601	15,451	21,905
Accrued expenses and other liabilities	38,295	66,390	72,772

Total Liabilities	745,490	81,841	94,677

Net Assets	$10,180,488	$28,205,354	$40,233,358

Net Assets Consist of
Paid-in capital	$11,140,420	$27,668,641	$37,697,804
Undistributed net investment income	20,490	148,913	417,265
Accumulated net realized gain (loss)	(1,493,620)	(3,042,844)	(3,220,493)
Net unrealized appreciation (depreciation)	513,198	3,430,644	5,338,782

Net Assets	$10,180,488	$28,205,354	$40,233,358

Number of Common Shares outstanding	400,800	1,000,800	1,400,800

Net Assets Value	$25.40	$28.18	$28.72

Investments in non-affiliated securities at cost	$9,610,137	$24,547,575	$34,599,289

Investments in affiliated securities at cost	$4,875	$49,463	$85,217

Foreign currency at cost	$5,238	$39,206	$23,217

See Notes to Financial Statements.	44

db-X Exchange-Traded Funds Inc.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

May 31, 2014

	db X-trackers 2040 Target Date Fund	db X-trackers In-Target Date Fund
Assets
Investments in non-affiliated securities at fair value	$34,826,749	$11,699,775
Investments in affiliated securities at fair value (See Note 5)	50,228	6,116
Cash	24,357	12,207
Foreign currency at value	26,360	8,773
Due from investment advisor	5,359	3,493
Receivables:
Investment securities sold	—	524,280
Interest and dividends	97,242	56,227
Foreign tax reclaim	46,755	3,600
Prepaid expenses	18,848	18,596

Total Assets	$35,095,898	$12,333,067

Liabilities
Payables:
Investment securities purchased	$—	$524,465
Investment advisory fees	19,049	6,461
Accrued expenses and other liabilities	71,240	40,134

Total Liabilities	90,289	571,060

Net Assets	$35,005,609	$11,762,007

Net Assets Consist of
Paid-in capital	$32,518,756	$10,623,093
Undistributed net investment income	380,200	35,668
Accumulated net realized gain (loss)	(5,251,683)	40,600
Net unrealized appreciation (depreciation)	7,358,336	1,062,646

Net Assets	$35,005,609	$11,762,007

Number of Common Shares outstanding	1,200,800	400,800

Net Assets Value	$29.15	$29.35

Investments in non-affiliated securities at cost	$27,430,500	$10,636,051

Investments in affiliated securities at cost	$89,601	$7,310

Foreign currency at cost	$26,297	$8,808

See Notes to Financial Statements.	45

db-X Exchange-Traded Funds Inc.

STATEMENTS OF OPERATIONS

For the Year Ended May 31, 2014

	db X-trackers 2010 Target Date Fund	db X-trackers 2020 Target Date Fund	db X-trackers 2030 Target Date Fund
Investment Income
Unaffiliated interest income	$44,390	$78,923	$338,472
Unaffiliated dividend income*	61,759	376,097	678,676
Affiliated dividend income**	95	593	1,221

Total Investment Income	106,244	455,613	1,018,369

Expenses
Advisory fees	65,087	180,176	221,316
Audit and tax fees	22,126	22,126	22,126
Listing fees	16,968	16,968	16,968
Insurance	16,567	16,997	16,970
Directors	13,639	38,808	44,815
Printing	8,693	24,738	28,326
Legal fees	5,149	19,747	23,499
Other	408	373	379

Total Expenses	148,637	319,933	374,399
Less fees waived and expenses reimbursed: (See Note 3)	(83,224)	(139,432)	(152,758)

Net Expenses	65,413	180,501	221,641

Net Investment Income	40,831	275,112	796,728

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	159,529	1,209,113	1,434,105
In-kind redemptions	—	690,505	872,574
Foreign currency related transactions	187	(372)	(1,362)

Net realized gain (loss)	159,716	1,899,246	2,305,317
Net change in unrealized appreciation (depreciation) on:
Investments	176,259	369,404	1,971,868
Foreign currency translations	164	1,763	2,163

Net change in unrealized appreciation (depreciation)	176,423	371,167	1,974,031

Net realized and unrealized gain (loss) on investments and foreign currency transactions	336,139	2,270,413	4,279,348

Net Increase in Net Assets From Operations	$376,970	$2,545,525	$5,076,076

* Unaffiliated foreign tax withheld	$2,393	$10,977	$20,153
** Affiliated foreign tax withheld	$31	$245	$183

See Notes to Financial Statements.	46

db-X Exchange-Traded Funds Inc.

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended May 31, 2014

	db X-trackers 2040 Target Date Fund	db X-trackers In-Target Date Fund
Investment Income
Unaffiliated interest income	$85,671	$37,443
Unaffiliated dividend income*	786,872	102,572
Affiliated dividend income**	1,267	154

Total Investment Income	873,810	140,169

Expenses
Advisory fees	211,921	74,785
Audit and tax fees	22,126	22,126
Listing fees	16,968	16,968
Insurance	16,948	16,586
Directors	43,546	15,634
Printing	28,032	9,346
Legal fees	22,555	6,549
Other	381	404

Total Expenses	362,477	162,398
Less fees waived and expenses reimbursed: (See Note 3)	(150,231)	(87,287)

Net Expenses	212,246	75,111

Net Investment Income	661,564	65,058

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,876,283	310,323
In-kind redemptions	—	—
Foreign currency related transactions	517	(34)

Net realized gain (loss)	1,876,800	310,289
Net change in unrealized appreciation (depreciation) on:
Investments	2,885,121	304,535
Foreign currency translations	2,546	384

Net change in unrealized appreciation (depreciation)	2,887,667	304,919

Net realized and unrealized gain (loss) on investments and foreign currency transactions	4,764,467	615,208

Net Increase in Net Assets From Operations	$5,426,031	$680,266

* Unaffiliated foreign tax withheld	$22,085	$3,985
** Affiliated foreign tax withheld	$190	$62

See Notes to Financial Statements.	47

db-X Exchange-Traded Funds Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	db X-trackers 2010 Target Date Fund		db X-trackers 2020 Target Date Fund
	Year Ended May 31,		Year Ended May 31,
	2014	2013	2014	2013
Increase (Decrease) in Net Assets From Operations
Net investment income	$40,831	$26,010	$275,112	$333,644
Net realized gain (loss)	159,716	25,221	1,899,246	345,664
Net change in unrealized appreciation (depreciation)	176,423	365,842	371,167	3,726,866

Net increase (decrease) resulting from operations	376,970	417,073	2,545,525	4,406,174

Distributions to Shareholders from
Net investment income	(28,553)	(39,179)	(248,749)	(356,998)
Net realized gain	—	—	—	—

Total distributions	(28,553)	(39,179)	(248,749)	(356,998)

Fund Shares Transactions
Proceeds from shares sold	—	—	—	—
Value of shares redeemed	—	—	(5,188,581)	(4,870,232)

Net increase (decrease) in net assets resulting from fund share transactions	—	—	(5,188,581)	(4,870,232)

Total increase (decrease) in Net Assets	348,417	377,894	(2,891,805)	(821,056)

Net Assets
Beginning of year	9,832,071	9,454,177	31,097,159	31,918,215

End of year	$10,180,488	$9,832,071	$28,205,354	$31,097,159

Undistributed net investment income	$20,490	$8,025	$148,913	$122,922

Changes in Shares Outstanding
Shares outstanding, beginning of year	400,800	400,800	1,200,800	1,400,800
Shares sold	—	—	—	—
Shares redeemed	—	—	(200,000)	(200,000)

Shares outstanding, end of year	400,800	400,800	1,000,800	1,200,800

See Notes to Financial Statements.	48

db-X Exchange-Traded Funds Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	db X-trackers 2030 Target Date Fund		db X-trackers 2040 Target Date Fund
	Year Ended May 31,		Year Ended May 31,
	2014	2013	2014	2013
Increase (Decrease) in Net Assets From Operations
Net investment income	$796,728	$676,005	$661,564	$547,457
Net realized gain (loss)	2,305,317	1,965,365	1,876,800	632,926
Net change in unrealized appreciation (depreciation)	1,974,031	3,396,480	2,887,667	5,562,129

Net increase (decrease) resulting from operations	5,076,076	6,037,850	5,426,031	6,742,512

Distributions to Shareholders from
Net investment income	(620,525)	(721,516)	(482,157)	(587,200)
Net realized gain	—	—	—	—

Total distributions	(620,525)	(721,516)	(482,157)	(587,200)

Fund Shares Transactions
Proceeds from shares sold	10,760,274	—	—	—
Value of shares redeemed	(5,246,577)	(4,886,296)	—	(4,451,251)

Net increase (decrease) in net assets resulting from fund share transactions	5,513,697	(4,886,296)	—	(4,451,251)

Total increase (decrease) in Net Assets	9,969,248	430,038	4,943,874	1,704,061

Net Assets
Beginning of year	30,264,110	29,834,072	30,061,735	28,357,674

End of year	$40,233,358	$30,264,110	$35,005,609	$30,061,735

Undistributed net investment income	$417,265	$242,424	$380,200	$200,276

Changes in Shares Outstanding
Shares outstanding, beginning of year	1,200,800	1,400,800	1,200,800	1,400,800
Shares sold	400,000	—	—	—
Shares redeemed	(200,000)	(200,000)	—	(200,000)

Shares outstanding, end of year	1,400,800	1,200,800	1,200,800	1,200,800

See Notes to Financial Statements.	49

db-X Exchange-Traded Funds Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	db X-trackers In-Target Date Fund
	Year Ended May 31,
	2014	2013
Increase (Decrease) in Net Assets From Operations
Net investment income	$65,058	$54,828
Net realized gain (loss)	310,289	9,022
Net change in unrealized appreciation (depreciation)	304,919	803,651

Net increase (decrease) resulting from operations	680,266	867,501

Distributions to Shareholders from
Net investment income	(51,246)	(56,878)
Net realized gain	(53,935)	—

Total distributions	(105,181)	(56,878)

Fund Shares Transactions
Proceeds from shares sold	—	—
Value of shares redeemed	—	—

Net increase (decrease) in net assets resulting from fund share transactions	—	—

Total increase (decrease) in Net Assets	575,085	810,623

Net Assets
Beginning of year	11,186,922	10,376,299

End of year	$11,762,007	$11,186,922

Undistributed net investment income	$35,668	$21,890

Changes in Shares Outstanding
Shares outstanding, beginning of year	400,800	400,800
Shares sold	—	—
Shares redeemed	—	—

Shares outstanding, end of year	400,800	400,800

See Notes to Financial Statements.	50

db-X Exchange-Traded Funds Inc.

FINANCIAL HIGHLIGHTS

For a Share outstanding throughout each year

	Year Ended May 31,
db X-trackers 2010 Target Date Fund	2014	2013	2012	2011	2010
Net Asset Value, beginning of year	$24.53	$23.59	$23.98	$23.24	$22.09

Income from Investment Operations:
Net investment income*	0.10	0.06	0.16	0.37	0.55
Net realized and unrealized gain (loss)	0.84	0.98	(0.35)	0.99	1.11
Contributions from advisor	—	—	—	0.04	—

Net Increase (decrease) in net asset value from operations	0.94	1.04	(0.19)	1.40	1.66

Distributions paid to shareholders from:
Net investment income	(0.07)	(0.10)	(0.20)	(0.66)	(0.51)
Net realized capital gains	—	—	—	—	—

Total distributions	(0.07)	(0.10)	(0.20)	(0.66)	(0.51)

Net Asset Value, end of year	$25.40	$24.53	$23.59	$23.98	$23.24

Total Return**	3.84%	4.41%	(0.79)%	6.09%	7.51%

Ratios/Supplemental Data
Net Assets, end of year (000’s omitted)	$10,180	$9,832	$9,454	$14,408	$18,610
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to fee waiver and expense reimbursements	1.48%	1.53%	1.39%	1.70%	2.10%
Net investment income	0.41%	0.27%	0.67%	1.56%	2.32%
Portfolio turnover rate†	85%	86%	65%	58%	51%

	Year Ended May 31,
db X-trackers 2020 Target Date Fund	2014	2013	2012	2011	2010
Net Asset Value, beginning of year	$25.90	$22.79	$24.00	$20.69	$18.56

Income from Investment Operations:
Net investment income*	0.27	0.26	0.28	0.44	0.51
Net realized and unrealized gain (loss)	2.26	3.15	(1.12)	3.39	2.10
Contributions from advisor	—	—	—	0.01	—

Net Increase (decrease) in net asset value from operations	2.53	3.41	(0.84)	3.84	2.61

Distributions paid to shareholders from:
Net investment income	(0.25)	(0.30)	(0.37)	(0.53)	(0.48)
Net realized capital gains	—	—	—	—	—

Total distributions	(0.25)	(0.30)	(0.37)	(0.53)	(0.48)

Net Asset Value, end of year	$28.18	$25.90	$22.79	$24.00	$20.69

Total Return**	9.79%	15.04%	(3.49)%	18.71%	13.99%

Ratios/Supplemental Data
Net Assets, end of year (000’s omitted)	$28,205	$31,097	$31,918	$38,412	$41,405
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to fee waiver and expense reimbursements	1.15%	1.15%	1.16%	1.42%	1.90%
Net investment income	0.99%	1.08%	1.20%	1.97%	2.43%
Portfolio turnover rate†	49%	52%	55%	49%	37%

*	Based on average shares outstanding.
**	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends and capital gain distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management LLC (from October 1, 2007 through October 20, 2010) and the Advisor, DBX Strategic Advisors LLC.
†	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	51

db-X Exchange-Traded Funds Inc.

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each year

	Year Ended May 31,
db X-trackers 2030 Target Date Fund	2014	2013	2012	2011	2010
Net Asset Value, beginning of year	$25.20	$21.30	$22.06	$18.18	$16.07

Income from Investment Operations:
Net investment income*	0.63	0.49	0.46	0.39	0.37
Net realized and unrealized gain (loss)	3.41	3.93	(0.74)	3.90	2.07
Contributions from advisor	—	—	—	0.00 (a)	—

Net Increase (decrease) in net asset value from operations	4.04	4.42	(0.28)	4.29	2.44

Distributions paid to shareholders from:
Net investment income	(0.52)	(0.52)	(0.48)	(0.41)	(0.33)
Net realized capital gains	—	—	—	—	—

Total distributions	(0.52)	(0.52)	(0.48)	(0.41)	(0.33)

Net Asset Value, end of year	$28.72	$25.20	$21.30	$22.06	$18.18

Total Return**	16.14%	20.94%	(1.17)%	23.74%	15.13%

Ratios/Supplemental Data
Net Assets, end of year (000’s omitted)	$40,233	$30,264	$29,834	$35,307	$32,740
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to fee waiver and expense reimbursements	1.10%	1.16%	1.18%	1.43%	1.95%
Net investment income	2.34%	2.11%	2.17%	1.93%	2.01%
Portfolio turnover rate†	36%	46%	40%	39%	42%

	Year Ended May 31,
db X-trackers 2040 Target Date Fund	2014	2013	2012	2011	2010
Net Asset Value, beginning of year	$25.03	$20.24	$21.69	$17.48	$15.35

Income from Investment Operations:
Net investment income*	0.55	0.43	0.37	0.32	0.32
Net realized and unrealized gain (loss)	3.97	4.85	(1.44)	4.25	2.08

Net Increase (decrease) in net asset value from operations	4.52	5.28	(1.07)	4.57	2.40

Distributions paid to shareholders from:
Net investment income	(0.40)	(0.49)	(0.38)	(0.36)	(0.27)
Net realized capital gains	—	—	—	—	—

Total distributions	(0.40)	(0.49)	(0.38)	(0.36)	(0.27)

Net Asset Value, end of year	$29.15	$25.03	$20.24	$21.69	$17.48

Total Return**	18.15%	26.35%	(4.86)%	26.32%	15.59%

Ratios/Supplemental Data
Net Assets, end of year (000’s omitted)	$35,006	$30,062	$28,358	$34,723	$31,477
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to fee waiver and expense reimbursements	1.11%	1.17%	1.20%	1.43%	1.97%
Net investment income	2.03%	1.88%	1.84%	1.64%	1.79%
Portfolio turnover rate†	31%	34%	34%	35%	38%

*	Based on average shares outstanding.
**	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends and capital gain distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management LLC (from October 1, 2007 through October 20, 2010) and the Advisor, DBX Strategic Advisors LLC.
†	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount represents less than $0.01

See Notes to Financial Statements.	52

db-X Exchange-Traded Funds Inc.

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each year

	Year Ended May 31,
db X-trackers In-Target Date Fund	2014	2013	2012	2011	2010
Net Asset Value, beginning of year	$27.91	$25.89	$26.54	$25.07	$24.38

Income from Investment Operations:
Net investment income*	0.16	0.14	0.16	0.25	0.33
Net realized and unrealized gain (loss)	1.54	2.02	(0.63)	1.61	0.70
Contributions from advisor	—	—	—	0.00 (a)	—

Net Increase (decrease) in net asset value from operations	1.70	2.16	(0.47)	1.86	1.03

Distributions paid to shareholders from:
Net investment income	(0.13)	(0.14)	(0.18)	(0.39)	(0.34)
Net realized capital gains	(0.13)	—	—	—	—

Total distributions	(0.26)	(0.14)	(0.18)	(0.39)	(0.34)

Net Asset Value, end of year	$29.35	$27.91	$25.89	$26.54	$25.07

Total Return**	6.12%	8.37%	(1.77)%	7.44%	4.23%

Ratios/Supplemental Data
Net Assets, end of year (000’s omitted)	$11,762	$11,187	$10,376	$15,948	$20,074
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to fee waiver and expense reimbursements	1.41%	1.47%	1.36%	1.66%	2.06%
Net investment income	0.57%	0.51%	0.59%	0.96%	1.30%
Portfolio turnover rate†	79%	62%	59%	60%	42%

*	Based on average shares outstanding.
**	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends and capital gain distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management LLC (from October 1, 2007 through October 20, 2010) and the Advisor, DBX Strategic Advisors LLC.
†	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount represents less than $0.01

See Notes to Financial Statements.	53

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS

1. Organization

db-X Exchange-Traded Funds Inc. (the “Company”) was organized as a Maryland corporation on December 22, 2006 and is registered under the Investment Company Act of 1940, as amended (the “Act”).

As of May 31, 2014, there were five diversified series of exchange-traded funds (“ETF”) (each, a “Fund,” and collectively, the “Funds”) in operation and trading:

db X-trackers 2010 Target Date Fund
db X-trackers 2020 Target Date Fund
db X-trackers 2030 Target Date Fund
db X-trackers 2040 Target Date Fund
db X-trackers In-Target Date Fund

DBX Strategic Advisors LLC (“DBX” or the “Advisor”), an indirect wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Directors.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 200,000 shares each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). Zacks Investment Research (“Zacks”) is the creator of each Underlying Index. Each Underlying Index is comprised of a mix of securities from three broad asset classes: international equities, domestic equities, and fixed income, which includes cash, cash equivalents or short-term money market instruments. Short-term instruments include obligations of the U.S. government and its agencies or instrumentalities; commercial paper, variable amount master demand notes and other debt securities, including high quality U.S. dollar-denominated short-term bonds and notes issued by domestic and foreign corporations; variable and floating rate securities; bank obligations; repurchase agreements collateralized by these securities; and shares of other investment companies that primarily invest in any of the above-referenced securities. These Underlying Indexes are designed to reflect a portfolio of investments that can be used for lifecycle investing. Lifecycle investing is an investment technique that starts by targeting a particular investment horizon. That investment horizon corresponds to the date the investor expects to need his or her invested assets.

The underlying indexes for the Funds are:

Fund	Underlying Index
db X-trackers 2010 Target Date Fund	Zacks 2010 Lifecycle Index
db X-trackers 2020 Target Date Fund	Zacks 2020 Lifecycle Index
db X-trackers 2030 Target Date Fund	Zacks 2030 Lifecycle Index
db X-trackers 2040 Target Date Fund	Zacks 2040 Lifecycle Index
db X-trackers In-Target Date Fund	Zacks In-Target Lifecycle Index

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between Zacks and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. Markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Company’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Company enters into contracts that contain a variety of representations that provide indemnification for certain db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

liabilities. The director’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Company expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Cash    Cash consists of cash held at banks and are on deposit with major financial institutions.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

The following table summarizes the valuation of each Fund’s investments by the above fair value hierarchy levels as of May 31, 2014 (see the Schedule of Investments for security categories). For the year ended May 31, 2014, there were no transfers between investment levels.

	Level 1	Level 2	Level 3	Fair Value at 5/31/2014
db X-trackers 2010 Target Date Fund
Investments in Securities
Common Stocks	$2,413,004	$—	$—	$2,413,004
Preferred Stocks	4,029	—	—	4,029
Rights	—	—	732	732
Corporate Bonds	—	2,964,577	—	2,964,577
United States Government & Agency Obligations	—	4,737,372	—	4,737,372
Sovereign Bond	—	8,400	—	8,400

Total Investments	$2,417,033	$7,710,349	$732	$10,128,114

db X-trackers 2020 Target Date Fund
Investments in Securities
Common Stocks	$15,080,658	$—	$—	$15,080,658
Preferred Stocks	20,699	—	—	20,699
Rights	—	—	1,532	1,532
Corporate Bonds	—	3,927,187	—	3,927,187
United States Government & Agency Obligations	—	8,996,529	—	8,996,529

Total Investments	$15,101,357	$12,923,716	$1,532	$28,026,605

db X-trackers 2030 Target Date Fund
Investments in Securities
Common Stocks	$30,561,791	$—	$—	$30,561,791
Preferred Stocks	41,679	—	—	41,679
Rights	—	—	3,501	3,501
Corporate Bonds	—	8,658,599	—	8,658,599
United States Government & Agency Obligations	—	756,378	—	756,378

Total Investments	$30,603,470	$9,414,977	$3,501	$40,021,948

db X-trackers 2040 Target Date Fund
Investments in Securities
Common Stocks	$32,412,264	$—	$—	$32,412,264
Preferred Stocks	44,357	—	—	44,357
Rights	—	—	3,587	3,587
Corporate Bonds	—	1,078,347	—	1,078,347
United States Government & Agency Obligations	—	1,239,530	—	1,239,530
Sovereign Bonds	—	98,892	—	98,892

Total Investments	$32,456,621	$2,416,769	$3,587	$34,876,977

db X-trackers In-Target Date Fund
Investments in Securities
Common Stocks	$4,095,002	$—	$—	$4,095,002
Preferred Stocks	5,653	—	—	5,653
Rights	—	—	244	244
Corporate Bonds	—	2,927,779	—	2,927,779
United States Government & Agency Obligations	—	4,668,813	—	4,668,813
Sovereign Bond	—	8,400	—	8,400

Total Investments	$4,100,655	$7,604,992	$244	$11,705,891

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the lives of the respective securities.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital. Each Fund pays out dividends from its net investment income to investors annually. Each Fund distributes any net capital gains annually.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2014, the Funds did not incur any interest or penalties.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of May 31, 2014, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Expenses    Expenses that are directly related to a specific Fund are charged to that respective Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

Real Estate Investment Trusts    Each Fund periodically recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated and a recharacterization will be made in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. Each Fund distinguishes between dividends received on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Directors. Under an investment advisory agreement between the Company, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor is also responsible for employing any sampling strategy for the Funds.

TDAM USA Inc. (“TDAM”) acts as investment sub-advisor to the Funds (“Sub-Advisor”). TDAM is a direct, wholly-owned subsidiary of The Toronto-Dominion Bank. The Sub-Advisor is responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds’ Board of Directors. In this regard, the Sub-Advisor is responsible for implementing the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and Sub Advisor from time to time.

For the services it provides to the Funds, the Advisor receives an advisory fee computed daily and payable monthly in an amount equal to 0.65% on an annualized basis of each Fund’s average daily net assets. Out of the advisory fee, the Advisor pays, or arranges for the payment of, all fees and expenses of the Sub-Advisor, the Transfer Agent, the Administrator and Accounting Agent and the Custodian. Each Fund is responsible for the payment of all other expenses associated with its operations, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), certain out-of-pocket expenses of the Advisor or Sub-Advisor, including, but not limited to, cost of obtaining prices for security valuations (including manual broker quotes), Federal Reserve charges related to securities transactions, postage and insurance on physical transfer items, telecommunication charges, and proxy voting execution, advice and reporting etc., fees and expenses of the Chief Compliance Officer and expenses associated with the Funds’ compliance program, litigation expenses, fees and expenses of the Funds’ independent auditors, registration fees, expenses associated with compliance by the Funds with regulatory requirements, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses. Pursuant to the Investment Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors to perform any of the services contemplated to be performed by the Advisor under the Investment Advisory Agreement.

The Advisor pays TDAM a fee based on a percentage of the average daily net assets of each Fund as set forth below:

•	10 basis points (0.10%) of the first $100 million in combined average daily net assets of all Funds; and
•	5 basis points (0.05%) of the combined average daily net assets of all Funds in excess of $100 million.

The Advisor pays TDAM a minimum annual fee of $35,000 per Fund.

The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit each Fund’s net annual operating expenses to 0.65% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect until September 30, 2014. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be paid to the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. No amounts were reimbursed to the Advisor by the funds under this contractual arrangement during the year ended May 31, 2014.

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

The amounts subject to potential reimbursement to the Advisor as of May 31, 2014 were as follows:

	Reimbursements available through:
	5/31/2015	5/31/2016	5/31/2017
db X-trackers 2010 Target Date Fund	$187,622	$84,788	$83,224
db X-trackers 2020 Target Date Fund	333,966	155,260	139,432
db X-trackers 2030 Target Date Fund	329,744	161,871	152,758
db X-trackers 2040 Target Date Fund	308,119	150,327	150,231
db X-trackers In-Target Date Fund	194,674	88,106	87,287

For the year ended May 31, 2014, the advisory fee waivers and expenses assumed by the Advisor were as follows:

	Advisory Fees Waived by DBX	Fees & Expenses Assumed by DBX
db X-trackers 2010 Target Date Fund	$65,087	$18,137
db X-trackers 2020 Target Date Fund	139,432	—
db X-trackers 2030 Target Date Fund	152,758	—
db X-trackers 2040 Target Date Fund	150,231	—
db X-trackers In-Target Date Fund	74,785	12,502

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Directors is currently comprised of four Directors, of whom three are Independent Directors. The Company pays each Independent Director an annual fee of $30,000, plus a fee of $4,000 per meeting attended in-person or $1,000 per meeting attended telephonically. Each Independent Director also receives $2,000 per Audit Committee meeting attended in-person or $1,000 per meeting attended telephonically, although the Audit Committee Chairman receives $3,000 per Audit Committee meeting attended in-person. The Company reimburses each Director for their costs and expenses associated with the performance of their duties hereunder, including the cost and expenses associated with attendance at meetings of the Board. Directors’ fees and expenses are allocated among the Funds based on each Fund’s relative average daily net assets.

4. Federal Income Taxes

As of May 31, 2014, the components of accumulated earnings (losses) were as follows:

	Undistributed Net Investment Income (Loss)	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Losses)
db X-trackers 2010 Target Date Fund	$20,490	$(1,487,866)	$507,444	$(959,932)
db X-trackers 2020 Target Date Fund	148,913	(3,030,034)	3,417,834	536,713
db X-trackers 2030 Target Date Fund	417,265	(2,981,974)	5,100,263	2,535,554
db X-trackers 2040 Target Date Fund	380,200	(5,239,474)	7,346,127	2,486,853
db X-trackers In-Target Date Fund	78,807	—	1,060,107	1,138,914

For the years ended May 31, 2014 and May 31, 2013, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statement of Changes in Net Assets and the Financial Highlights for all Funds.

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

At May 31, 2014, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Year of Expiration			Post-effective — no expiration short-term	Post-effective — no expiration long-term	Total Amount
	2017	2018	2019
db X-trackers 2010 Target Date Fund	$467,239	$1,020,627	$—	$—	$—	$1,487,866
db X-trackers 2020 Target Date Fund	—	3,030,034	—	—	—	3,030,034
db X-trackers 2030 Target Date Fund	—	2,910,271	71,703	—	—	2,981,974
db X-trackers 2040 Target Date Fund	—	4,886,949	352,525	—	—	5,239,474
db X-trackers In-Target Date Fund	—	—	—	—	—	—

db X-trackers 2010 Target Date Fund, db X-trackers 2020 Target Date Fund, db X-trackers 2030 Target Date Fund, db X-trackers 2040 Target Date Fund and db X-trackers In-Target Date Fund utilized $156,161, $1,209,863, $1,716,331, $1,874,186, and $211,212 respectively, of capital loss carryforwards during the fiscal year ended May 31, 2014.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years (beginning on June 1, 2011) will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards presented in the table above may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

In order to present paid-in capital and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to currency gain/(loss), return of capital adjustments and redemptions-in-kind. For the fiscal year ended May 31, 2014, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-in Capital
db X-trackers 2010 Target Date Fund	$187	$(187)	$—
db X-trackers 2020 Target Date Fund	(372)	(673,378)	673,750
db X-trackers 2030 Target Date Fund	(1,362)	(796,063)	797,425
db X-trackers 2040 Target Date Fund	517	(517)	—
db X-trackers In-Target Date Fund	(34)	34	—

As of May 31, 2014, the cost of investments for Federal income tax purposes and the aggregated gross unrealized appreciation/depreciation on investments were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
db X-trackers 2010 Target Date Fund	$9,620,766	$507,348	$581,516	$(74,168)
db X-trackers 2020 Target Date Fund	24,609,848	3,416,757	3,975,266	(558,509)
db X-trackers 2030 Target Date Fund	34,923,025	5,098,923	6,411,023	(1,312,100)
db X-trackers 2040 Target Date Fund	27,532,310	7,344,667	8,485,309	(1,140,642)
db X-trackers In-Target Date Fund	10,645,900	1,059,991	1,144,119	(84,128)

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

5. Investments in Affiliates

The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Funds. The table below shows the transactions in and earnings from investments in Deutsche Bank AG Securities for the year ended May 31, 2014.

	Fair Value 5/31/2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 5/31/2014	Dividend Income
db X-trackers 2010 Target Date Fund
Deutsche Bank AG (Common Stock)	$2,626	$1,708	$—	$(567)	$—	$3,767	$95
db X-trackers 2020 Target Date Fund
Deutsche Bank AG (Common Stock)	38,355	—	(10,340)	1,350	(5,871)	23,494	593
db X-trackers 2030 Target Date Fund
Deutsche Bank AG (Common Stock)	53,312	15,835	(14,034)	(1,723)	(4,985)	48,405	1,221
db X-trackers 2040 Target Date Fund
Deutsche Bank AG (Common Stock)	62,080	—	(3,873)	(3,841)	(4,138)	50,228	1,267
db X-trackers In-Target Date Fund
Deutsche Bank AG (Common Stock)	9,003	—	(1,891)	783	(1,779)	6,116	154

6. Investment Portfolio Transactions

For the year ended May 31, 2014, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases		Sales
	Other	U.S. Government	Other	U.S. Government
db X-trackers 2010 Target Date Fund	$3,984,816	$3,104,001	$1,863,977	$4,800,930
db X-trackers 2020 Target Date Fund	8,683,151	5,076,814	13,453,351	5,259,952
db X-trackers 2030 Target Date Fund	17,883,931	1,326,671	16,604,145	998,939
db X-trackers 2040 Target Date Fund	9,620,324	565,872	9,882,146	122,592
db X-trackers In-Target Date Fund	4,182,287	3,030,132	2,682,216	4,540,706

For the year ended May 31, 2014 the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

	Purchases	Sales
db X-trackers 2020 Target Date Fund	$—	$2,999,244
db X-trackers 2030 Target Date Fund	4,069,199	5,231,114

7. Fund Share Transactions

As of May 31, 2014, there were 12.5 billion Fund shares of $0.0001 par value authorized by the Company. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Fund Name Change

Effective August 11, 2014, the “db X-trackers Funds” will be rebranded “Deutsche X-trackers ETFs.” As a result the Funds will be renamed as follows:

Current Fund Name	New Fund Name
db X-trackers 2010 Target Date Fund	Deutsche X-trackers 2010 Target Date ETF
db X-trackers 2020 Target Date Fund	Deutsche X-trackers 2020 Target Date ETF
db X-trackers 2030 Target Date Fund	Deutsche X-trackers 2030 Target Date ETF
db X-trackers 2040 Target Date Fund	Deutsche X-trackers 2040 Target Date ETF
db X-trackers In-Target Date Fund	Deutsche X-trackers In Target Date ETF

db-X Exchange-Traded Funds Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

db-X Exchange-Traded Funds Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of db X-trackers 2010 Target Date Fund, db X-trackers 2020 Target Date Fund, db X-trackers 2030 Target Date Fund, db X-trackers 2040 Target Date Fund, and db X-trackers In-Target Date Fund (the “Company” comprising db-X Exchange-Traded Funds Inc.), as of May 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of db X-trackers 2010 Target Date Fund, db X-trackers 2020 Target Date Fund, db X-trackers 2030 Target Date Fund, db X-trackers 2040 Target Date Fund, and db X-trackers In-Target Date Fund at May 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

July 24, 2014

db-X Exchange-Traded Funds Inc.

OFFICERS AND DIRECTORS (Unaudited)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Disinterested Directors:
R. Charles Tschampion Age 68, 60 Wall Street New York, New York 10005	Director, Chairman of the Audit Committee and Member of the Nominating Committee	Since 2007	Director, Special Projects CFA Institute (2005 to present)); Trustee of Lehigh University (October 1998-June 2010) and Chair of the Investment Sub-Committee for the Lehigh University Endowment Fund (1998 to 2008).	5	Trustee and Member of the Audit Committee, SPDR Select Sector Trust; Director, Select High Yield Oversees Fund, LLC; Director, Real Estate Information Standards Board.
Ernest J. Scalberg Age 69, 60 Wall Street New York, New York 10005	Director, Member of the Audit and Nominating Committees	Since 2007	Research Professor, and Director of the GLOBE Center, Monterey Institute of International Studies (2009 to present); Associate Vice President for External Programs and Dean of the Fisher Graduate School of International Business (2001-2009); Director, Adviser or Trustee to numerous non-profit organizations (1974 to present).	5	Trustee and Chair of the Nominating and Governance Committee and Member of the Audit Committee, SPDR Select Sector Trust; Chairman of the Board of the Foundation, International University in Geneva (IUG), Switzerland.
Michael G. Smith Age 70, 60 Wall Street New York, New York 10005	Director, Member of the Audit and Nominating Committees	Since 2007	Retired; formerly with Merrill Lynch as Managing Director of Global Investor Client Strategy (1996 to 1998), Head of Regional U.S. Institutional Sales (1995 to 1996) and of U.S. Central Region (1986 to 1995).	5	Director, Ivy Funds, Inc.; Director, Northwestern Mutual Series Fund, Inc.; Director, Cox Business School, Southern Methodist University.

db-X Exchange-Traded Funds Inc.

OFFICERS AND DIRECTORS (Unaudited) (Continued)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Interested Director/Officers:*
Alex Depetris Age 34, 60 Wall Street New York, New York 10005	Director, Chairman of the Board, President, Chief Executive Officer, and Secretary	Since 2010	Director in the Deutsche Asset and Wealth Management Passive Asset Management Group at Deutsche Bank AG since 2008; Associate, Arnold & Porter, 2006-2008.	22	Trustee, Chairman of the Board, DBX ETF Trust and db-X Exchange Traded Funds Inc.
Martin Kremenstein Age 37, 60 Wall Street New York, New York 10005	Chief Operating Officer	Since 2010	Managing Director in the DBX Group at Deutsche Bank AG since 2006; Vice President, Market Risk Management JP Morgan Chase until 2006.	N/A	N/A
Michael Gilligan Age 47, 60 Wall Street New York, New York 10005	Treasurer, Chief Financial Officer and Controller	Since 2010

Director in the Finance Group at Deutsche Bank AG with CFO responsibility for DBX Advisors LLC, DBX Strategic Advisors LLC and DB Commodity Services LLC since 2008; Chief Operating Officer, Americas Credit Trading, Credit Suisse, 2007-2008.

				N/A	N/A

db-X Exchange-Traded Funds Inc.

OFFICERS AND DIRECTORS (Unaudited) (Continued)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Frank Gecsedi Age 46, 60 Wall Street New York, New York 10005	Chief Compliance Officer	Since 2010	Vice President of Deutsche Bank’s Global Markets Legal, Risk and Capital Division since 2010; Vice President and Compliance Manager at Bank of America Merrill Lynch, 2000-2010.	N/A	N/A

*	Officers/Director of the Company are “interested persons” as defined in the 1940 Act.
**	Effective February 22, 2011, Mr. Depetris was elected as a Director of the Company and appointed Chairman of the Board. On such date, Mr. Depetris was also elected President and Chief Executive Officer of the Company. Mr. Depetris has served as the Company’s Secretary since 2010.

The Fund’s SAI includes additional information about the Fund’s Directors and is available by calling 1-877-369-4617, or on the Company’s website at www.dbxus.com.

db-X Exchange-Traded Funds Inc.

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited)

At a meeting held on February 25, 2014, the Board of Trustees (the “Board”), including the Independent Trustees (those not affiliated with the Trust or its service providers), unanimously approved the continuance of the Investment Advisory Agreement and Sub-Advisory Agreements (together, the “Agreements”), on behalf of the Trust’s five (5) underlying portfolios (each, a “Fund”, and together, the “Funds”).

In reaching this decision with respect to the Investment Advisory Agreement (the “Advisory Agreement”), the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) the Adviser’s financial resources and its resulting ability to perform its obligations under the Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by the Adviser from its relationship with the Funds; and (5) the extent to which economies of scale would be realized as the Funds grow, and if the Funds’ shareholders would benefit from those economies.

In reaching this decision with respect to the Sub-Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) the performance of the Sub-Advisor with respect to its management of other funds of the Trust, as well as the Sub-Advisor’s financial resources and its resulting ability to perform its obligations under the Sub-Advisory Agreement; (3) the total cost of the services to be provided by and the profits that could be realized by the Sub-Advisor from its relationship with the Funds; and (4) the extent to which economies of scale would be realized as the Funds grow, and if the Funds’ shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Trust counsel and through the exercise of its business judgment, that approval of the Agreements and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Advisory Agreement:

(i)	Nature, Extent and Quality of Services

The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays for the compensation of officers of the Trust who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for each Fund’s operation. The Board also considered the role to be played by the Adviser in working with Sub-Advisor to manage the Funds’ portfolios, noting that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds.

The Board evaluated these factors in consultation with Trust Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Adviser in supervising third-party service providers to the Funds, such as the administrator and custodian. The Board further considered the compliance program of the Adviser which supports each Fund’s compliance program.

(ii)	Adviser’s Financial Resources

In connection with the assessment of the ability of the Adviser to perform its duties under the Advisory Agreement, the Board considered the Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Advisory Agreement.

db-X Exchange-Traded Funds Inc.

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited) (Continued)

(iii)	Reasonableness of Advisory Fee

The Board compared each Fund’s proposed advisory fee to that of other exchange-traded funds (“ETFs”), and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board also noted that the Funds’ portfolios would be managed on a day-to-day basis by the Sub-Adviser, which will receive a fee from the Adviser. The Board considered the allocation of responsibilities between the Adviser and Sub-Adviser and noted that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

(iv)	Costs of Services and Profitability

The Board considered the expenses of the Adviser in developing and rendering services to the Funds, and the likelihood and level of profits in the early years of the Funds’ operations. The Board considered the asset levels at which the Adviser expected to “break-even” with respect to its operation of the Funds and noted that since the fee paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement contained breakpoints, the Adviser could experience increased profitability as each Fund’s assets increased. The Board considered whether the Adviser would benefit in other ways from its relationships with the Funds, and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

(v)	Economies of Scale

The Board considered whether economies of scale would be realized by the Funds at higher asset levels. The Board also assessed whether certain costs would increase if asset levels rise. The Board concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Funds were to experience significant growth. In the event there were to be significant asset growth in the Funds, the Board determined to reassess whether the advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Advisory Agreement:

(i)	Nature, Extent and Quality of Services

In considering the nature, extent and quality of services that the Sub-Advisor proposes to provide to the Funds, the Board reviewed in detail the nature, extent and quality of services to be provided by the Sub-Advisor under the Sub-Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board also considered the Sub-Advisor’s operational capabilities and resources, and its experience in serving as investment sub-adviser to other funds, (including certain other index-based ETFs advised by the Adviser. The Board considered the professional experience and qualifications of the Sub-Advisor’s senior management and key professional personnel, as well as Sub-Advisor’s depth and breadth of experience in managing investment portfolios consisting of U.S. and non-U.S. equity securities. The Board gave special consideration to the Sub-Advisor’s experience and capabilities in implementing currency hedging strategies, and their techniques for implementing such strategies while minimizing index tracking error. In addition, the Board considered the Sub-Advisor’s operational capabilities and resources, and the Sub-Advisor’s experience in managing index funds covering various asset classes. The Board noted that the Sub-Advisor manages its index-based portfolios using both full replication and sampling techniques and maintains strict discipline in the implementation of its indexing strategies. To that end, the Board noted that when there are changes to a benchmark index, the Sub-Advisor closely monitors any such changes to devise strategies to realign its portfolios at the lowest possible cost while tracking the respective benchmark index. The Board also noted the Sub-Advisor’s processes to minimize the cost of trading.

The Board evaluated these factors in consultation with Trust Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Sub-Advisor under the Sub-Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Sub-Advisor, taking special consideration of the fact that the fees to be paid to the Sub-Advisor are payable by the Adviser and not the Funds.

db-X Exchange-Traded Funds Inc.

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited) (Continued)

(ii)	Performance of Sub-Advisor; Sub-Advisor’s Financial Resources

The Board considered the Sub-Advisor’s performance in managing the Funds, as well as other index based portfolios, and its record at minimizing tracking error. The Board concluded that the Sub-Advisor had generally been able to keep any such Fund’s tracking error, as well as the Funds’ tracking error, within acceptable ranges.

The Board also considered the Sub-Advisor’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Sub-Advisor had the financial resources necessary to perform its obligations under the Sub-Advisory Agreement.

(iii)	Reasonableness of Sub-Advisory Fee

The Board noted that the fee to be paid to the Sub-Advisor in respect of the Funds would be paid by the Adviser and not the Funds. Based on its review, the Board concluded that the sub-advisory fees were reasonable in light of the services provided.

(iv)	Costs of Services and Profitability

The Board considered the asset levels at which the Sub-Advisor expected to “break-even” with respect to its operation of the Funds, and further noted that the fee paid by the Adviser to the Sub-Advisor under the Sub-Advisory Agreement contained breakpoints.

The Board noted that since the fee paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement contained breakpoints, the Adviser could experience increased profitability as each Fund’s assets increased.

The Board also considered whether the Sub-Advisor would benefit in other ways from its relationship with the Funds. The Board discussed the Sub-Advisor’s practices regarding the selection and compensation of brokers and dealers that would execute portfolio transactions for the Funds and the brokers’ and dealers’ provision of brokerage services to Sub-Advisor. The Board discussed the possible potential benefits the Sub-Advisor might derive from the Funds’ soft dollar arrangements, whereby brokers provide brokerage services to the Funds or the Sub-Advisor in return for allocating fund brokerage.

(v)	Economies of Scale

The Board considered whether economies of scale would be realized by the Funds at higher asset levels. The Board also assessed whether certain costs would increase if asset levels rise. The Board concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Funds were to experience significant growth. In the event there were to be significant asset growth in the Funds, the Board determined to reassess whether the sub-advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth.

Given all the information available to it and considering all material factors, the Board concluded that the Sub-Advisory Agreement was fair and reasonable and it was unanimously approved.

db-X Exchange-Traded Funds Inc.

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our website — www.dbxus.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s website — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 855-369-4617. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.dbxus.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.dbxus.com.

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended May 31, 2014.

	Qualified Dividend Income*	Dividends Received Deduction*
db X-trackers 2010 Target Date Fund	100%	75%
db X-trackers 2020 Target Date Fund	100%	70%
db X-trackers 2030 Target Date Fund	86%	46%
db X-trackers 2040 Target Date Fund	100%	63%
db X-trackers In-Target Date Fund	100%	82%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

db-X Exchange-Traded Funds Inc.

PRIVACY POLICY NOTICE (Unaudited)

DBX Strategic Advisors, LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.dbxus.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

db-X Exchange-Traded Funds Inc.

This report is intended for the shareholders of the db-X Exchange-Traded Funds.

An Investor should consider the fund’s investment objective, risks, charges and expenses carefully before investing. For this and more complete information about the fund call 877-369-4617 or visit the website www.dbxus.com. Please read the prospectus carefully before investing.

There are risks involved with investing in exchange-traded funds including possible loss of money. db-X Exchange-Traded Funds are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. Losses from short sales may be unlimited, and losses from purchases on margin may exceed original investment.

Investments in small and medium capitalization companies will be subject to higher volatility than larger, more established companies.

Investments in foreign securities will be subject to certain risks not associated with domestic securities, such as currency fluctuations, and changes in political and economic conditions.

Investments in fixed income securities will be subject to certain risks as well. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

There is no assurance that the investment process will consistently lead to successful investing. Diversification does not eliminate the risk of experiencing investment losses.

The prospectus is not an offer to buy or sell the portfolio shares, nor is the fund soliciting an offer to buy its shares in any jurisdiction where the offer or sale is not permitted.

db-X Exchange-Traded Funds are distributed by ALPS Distributors, Inc., member of FINRA, which is neither affiliated with db-X Exchange-Traded Funds Inc. or any other affiliate, nor is it affiliated with The Bank of New York Mellon, Amerivest Investment Management, LLC, or TDAM USA Inc.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Zacks and Zacks Lifecycle index are servicemarks of Zacks Investment Research, Inc. (“Zacks”) and have been licensed for use by Deutsche Bank AG. The Fund is not sponsored, endorsed, issued, sold or promoted by Zacks. Zacks does not make any representation regarding the advisability of investing in the Funds.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the fund will achieve this objective.

Copyright © 2013 Deutsche Bank AG. All rights reserved. db-X® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured — No Bank Guarantee — May Lose Value

db-X Exchange-Traded Funds Inc.

INVESTMENT ADVISOR

DBX Strategic Advisors LLC

60 Wall Street

New York, NY 10005

INVESTMENT SUB-ADVISOR

TDAM USA Inc.

161 Bay Street, 35th Floor

TD Canada Trust Tower

Toronto, Ontario Canada M5J 2T2

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

5 Times Square

New York, NY 10036

LEGAL COUNSEL

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

R-35363-1 (8/14) TDX860 (8/15)

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

R. Charles Tschampion is the designated financial expert on the Audit Committee of db-X Exchange-Traded Funds Inc. with respect to db-X Exchange-Traded Funds Inc., R. Charles Tschampion is not an “interested person” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $98,000 for 2014 and $98,000 for 2013.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2014 and $0 for 2013.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $18,200 for 2014 and $17,500 for 2013.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2014 and $0 for 2013.

(e)(1)	In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant.

(e)(2)	All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $4,524,752 for 2014 and $0 for 2013.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Ernest J. Scalberg, Michael G. Smith and R. Charles Tschampion.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board or Trustees.

Item 11.	Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures and effective based on the evaluation of the Disclosure Controls and Procedures as of date within 90 days of the filing of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) db-X Exchange-Traded Funds Inc.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date August 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date August 7, 2014

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date August 7, 2014

* Print the name and title of each signing officer under his or her signature.